UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3255
Panorama Series Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2009

Item 1. Reports to Stockholders.

GROWTH PORTFOLIO
Portfolio Objective. The Portfolio seeks high total return.
Cumulative Total Return
For the 6-Month Period Ended 6/30/09
7.17%
Average Annual Total Returns
For the Periods Ended 6/30/09

1-Year	5-Year	10-Year

-26.81%	-2.04%	-3.63%
Expense Ratio
For the Fiscal Year Ended 12/31/08
0.80%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. For performance data current to the most recent month end, call us at 1.800.981.2871. The Portfolio’s total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same portfolio managers and/or similar names. The Portfolio’s total returns do not include the charges associated with the separate account products that offer this Portfolio. Performance would have been lower if such charges were taken into account.
The expense ratio in the table is based on the Portfolio’s expenses during its fiscal year ended December 31, 2008, but have been restated as if the changes in the transfer agent fee structure and voluntary limits to the Portfolio’s total annual operating expenses that went into effect May 1, 2009 had been in effect during that entire fiscal year.
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total market value of common stocks.
Top Ten Common Stock Holdings

Exxon Mobil Corp.	4.4%
Microsoft Corp.	2.8
Philip Morris International, Inc.	2.4
Cisco Systems, Inc.	2.3
Chevron Corp.	2.1
JPMorgan Chase & Co.	1.8
International Business Machines Corp.	1.7
Wal-Mart Stores, Inc.	1.7
Merck & Co., Inc.	1.5
Bank of America Corp.	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on net assets.
2 | GROWTH PORTFOLIO

Portfolio Performance Discussion
Growth Portfolio returned 7.17% for the six-month period ended June 30, 2009. In comparison, the S&P 500 Index (the “Index”) returned 3.19%. 2008 was a historically volatile and unprecedented period in the financial markets and the volatility continued during the first quarter of 2009. Given this backdrop, Portfolio performance was negative in the 1st quarter of 2009. The Index’s performance during the first quarter of 2009 also was negative, falling further than the Portfolio’s returns. However, in the second quarter of 2009, all ten sectors within the Index were in positive territory and seven of them had double-digit returns. The Portfolio’s performance was particularly strong in the last half of the reporting period, as market conditions improved.
     Overall for the reporting period, the Portfolio’s stock selection strategy within the consumer discretionary sector and overweight allocation strategy to the information technology sector benefited performance the most versus the Index. Stock selection within the energy and materials sectors also outperformed versus the Index as did the Portfolio’s overweight strategy in materials. During the reporting period, the Portfolio outperformed the Index in eight of the ten sectors.
     Relative performance was flat against the Index in financials and slightly negative in health care. Within financials, an underweight position helped relative performance as financials was the third worst performing sector in the Index. However, stock selection within the sector hurt Portfolio performance resulting in flat relative performance versus the Index. In terms of health care, an underweight to the sector helped relative performance as this was another Index sector which did not perform well. In this sector as well, stock selection strategy hurt relative Portfolio performance, causing the Portfolio to slightly underperform in health care.
     At the end of the reporting period, the Portfolio maintained its relative overweights to energy, health care, industrials, information technology and materials. The Portfolio at period end was underweight utilities, consumer staples, financials and telecommunication services.
     Effective May 19, 2009, Manind (“Mani”) Govil was named Team Leader of the Main Street Team. He was joined by several colleagues consisting of portfolio managers, analysts and a trader from his previous employer, RS Investment Management Co. LLC. The new 12-person Main Street Team will apply their time-tested approach, which combines fundamental security analysis with robust quantitative tools, to the three Oppenheimer Main Street funds as well as their related accounts.
     Growth Portfolio is managed by Mani Govil and Benjamin Ram. Messrs. Govil and Ram will combine quantitative and fundamental disciplines in managing the Portfolio. Prior to joining OppenheimerFunds, Mr. Govil was a portfolio manager with RS Investment Management Co. LLC from October 2006 to March 2009. He served as the head of equity investments at The Guardian Life Insurance Company of America from August 2005 to October 2006. Earlier in his career, he served as lead manager for large-cap equities, co-head of equities and head of equity research at Mercantile Capital Advisers, Inc., where he managed the Mercantile Growth & Income Fund from April 1996 through July 2005.
     Before joining OppenheimerFunds, Mr. Ram was a sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as a portfolio manager for mid-cap strategies and a sector manager for financials at The Guardian Life Insurance Company of America from January 2006 to October 2006. He was a financials analyst from 2003 to 2005 and co-portfolio manager from 2005 to 2006 at Mercantile Capital Advisers, Inc. Mr. Ram was a bank
3 | GROWTH PORTFOLIO

GROWTH PORTFOLIO
analyst at Legg Mason Securities from 2000 to 2003 and was a senior financial analyst at the CitiFinancial division of Citigroup, Inc. from 1997 to 2000.
     The portfolio managers will seek to invest in competitively advantaged companies that are mispriced by the market. They believe that fundamental research combined with quantitative inputs can identify companies which may lead to long-term alpha generation. The approach will seek to combine the strengths from both quantitative and fundamental disciplines, resulting in a portfolio that will be comprised of stocks the portfolio managers believe are attractively priced relative to a company’s underlying prospects.
Investors should consider the Portfolio’s investment objectives, risks, and charges and expenses carefully before investing. The Portfolio’s prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor or calling us at 1.800.981.2871. Read the prospectus carefully before investing.
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.
The Portfolio’s investment strategy and focus can change over time. The mention of specific Portfolio holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
4 | GROWTH PORTFOLIO

PORTFOLIO EXPENSES
Portfolio Expenses. As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	January 1, 2009	June 30, 2009	June 30, 2009

	$1,000.00	$1,071.70	$3.96
Hypothetical (5% return before expenses)
	1,000.00	1,020.98	3.87
Expenses are equal to the Portfolio’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2009 are as follows:

Expense Ratio

0.77%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Portfolio’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” table in the Portfolio’s financial statements, included in this report, also shows the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | GROWTH PORTFOLIO

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6 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Shares	Value

Common Stocks—96.0%
Consumer Discretionary—8.7%
Auto Components—0.5%
Autoliv, Inc.	2,150	$61,856
BorgWarner, Inc.	2,080	71,032
Gentex Corp.	1,600	18,560
Goodyear Tire & Rubber Co. (The)[1]	1,730	19,480
Johnson Controls, Inc.	5,970	129,668
TRW Automotive Holdings Corp.[1]	3,300	37,290
WABCO Holdings, Inc.	2,400	42,480

		380,366

Automobiles—0.0%
Thor Industries, Inc.	1,330	24,432
Diversified Consumer Services—0.1%
Apollo Group, Inc., Cl. A1	110	7,823
Brink’s Home Security Holdings, Inc.[1]	140	3,963
Career Education Corp.[1]	870	21,654
Corinthian Colleges, Inc.[1]	400	6,772
H&R Block, Inc.	700	12,061
Regis Corp.	540	9,401
Service Corp. International	1,540	8,439

		70,113

Hotels, Restaurants & Leisure—1.1%
Ameristar Casinos, Inc.	70	1,332
Bob Evans Farms, Inc.	970	27,878
Boyd Gaming Corp.[1]	50	425
Brinker International, Inc.	1,860	31,676
Carnival Corp.	5,250	135,293
CEC Entertainment, Inc.[1]	710	20,931
Chipotle Mexican Grill, Inc., Cl. B1	103	7,188
International Game Technology	200	3,180
International Speedway Corp., Cl. A	50	1,281
Jack in the Box, Inc.[1]	150	3,368
McDonald’s Corp.	7,330	421,402
Royal Caribbean Cruises Ltd.	1,900	25,726
Speedway Motorsports, Inc.	400	5,504
WMS Industries, Inc.[1]	720	22,687
Wyndham Worldwide Corp.	3,910	47,389

		755,260

Household Durables—0.2%
American Greetings Corp., Cl. A	310	3,621
Centex Corp.	580	4,907
Harman International Industries, Inc.	1,460	27,448
Lennar Corp., Cl. A	1,100	10,659
Meritage Homes Corp.[1]	150	2,829
Ryland Group, Inc. (The)	1,000	16,760
Snap-On, Inc.	790	22,705
Stanley Works (The)	1,250	42,300
Whirlpool Corp.	200	8,512

		139,741

Internet & Catalog Retail—0.4%
Expedia, Inc.[1]	5,190	78,421
Liberty Media Corp.-Interactive, Series A1	9,720	48,697
NetFlix.com, Inc.[1]	1,410	58,289
Priceline.com, Inc.[1]	840	93,702

		279,109

Leisure Equipment & Products—0.0%
Brunswick Corp.	2,060	8,899
Callaway Golf Co.	270	1,369
Polaris Industries, Inc.	270	8,672

		18,940

Media—3.7%
Cablevision Systems Corp. New York Group, Cl. A	2,830	54,930
CBS Corp., Cl. B	13,320	92,174
Clear Channel Outdoor Holdings, Inc., Cl. A1	1,210	6,413
Comcast Corp., Cl. A	11,420	165,476
DirecTV Group, Inc. (The)[1]	7,250	179,148
Dish Network Corp., Cl. A1	4,980	80,726
DreamWorks Animation SKG, Inc., Cl. A1	990	27,314
Gannett Co., Inc.	160	571
Grupo Televisa SA, Sponsored GDR	4,700	79,900
Liberty Media Corp.-Entertainment, Series A1	3,970	106,198
Liberty Media Holding Corp.-Capital, Series A1	570	7,729
McGraw-Hill Cos., Inc. (The)	5,450	164,100
Meredith Corp.	1,890	48,290
News Corp., Inc., Cl. A	31,940	290,973
Scholastic Corp.	1,060	20,977
Time Warner Cable, Inc.	10,338	327,404
Time Warner, Inc.	19,583	493,296
Viacom, Inc., Cl. B1	4,072	92,434
Walt Disney Co. (The)	15,990	373,047
Warner Music Group Corp.[1]	120	702

		2,611,802
F1 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Multiline Retail—0.2%
Kohl’s Corp.[1]	2,920	$124,830
Nordstrom, Inc.	2,400	47,736

		172,566

Specialty Retail—2.0%
Aaron Rents, Inc.	330	9,841
Abercrombie & Fitch Co., Cl. A	2,170	55,096
Advance Auto Parts, Inc.	1,300	53,937
Aeropostale, Inc.[1]	1,840	63,057
American Eagle Outfitters, Inc.	4,300	60,931
AnnTaylor Stores Corp.[1]	2,360	18,833
AutoNation, Inc.[1]	2,430	42,161
AutoZone, Inc.[1]	220	33,244
Barnes & Noble, Inc.	740	15,266
bebe stores, inc.	420	2,890
Best Buy Co., Inc.	3,800	127,262
Buckle, Inc. (The)	560	17,791
Children’s Place Retail Stores, Inc.[1]	1,360	35,945
Dress Barn, Inc. (The)[1]	1,640	23,452
Foot Locker, Inc.	1,100	11,517
Gap, Inc. (The)	15,690	257,316
Guess?, Inc.	1,430	36,865
Gymboree Corp.[1]	70	2,484
Home Depot, Inc. (The)	2,900	68,527
Limited Brands, Inc.	5,450	65,237
Lowe’s Cos., Inc.	15,540	301,631
Men’s Wearhouse, Inc. (The)	20	384
Office Depot, Inc.[1]	2,240	10,214
Penske Automotive Group, Inc.	1,000	16,640
Rent-A-Center, Inc.[1]	1,000	17,830
Ross Stores, Inc.	510	19,686
Sally Beauty Holdings, Inc.[1]	1,080	6,869
Talbots, Inc. (The)	1,000	5,400
Tractor Supply Co.[1]	50	2,066
Urban Outfitters, Inc.[1]	650	13,566

		1,395,938

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.[1]	90	2,215
Coach, Inc.	3,030	81,446
Fossil, Inc.[1]	950	22,876
Jones Apparel Group, Inc.	2,120	22,748
Liz Claiborne, Inc.	4,560	13,133
Nike, Inc., Cl. B	1,520	78,706
Polo Ralph Lauren Corp., Cl. A	820	43,903
Quicksilver, Inc.[1]	30	56
Timberland Co., Cl. A1	1,680	22,294
UniFirst Corp.	20	743
Warnaco Group, Inc. (The)[1]	2,070	67,068
Wolverine World Wide, Inc.	190	4,191

		359,379

Consumer Staples—9.8%
Beverages—0.8%
Coca-Cola Co. (The)	5,280	253,387
PepsiCo, Inc.	6,020	330,859

		584,246

Food & Staples Retailing—2.9%
Casey’s General Stores, Inc.	720	18,497
CVS Caremark Corp.	5,030	160,306
Kroger Co. (The)	7,450	164,273
Safeway, Inc.	15,980	325,513
SUPERVALU, Inc.	1,180	15,281
Sysco Corp.	7,210	162,081
Wal-Mart Stores, Inc.	24,330	1,178,545

		2,024,496

Food Products—1.1%
Bunge Ltd.	200	12,050
General Mills, Inc.	9,500	532,190
Kraft Foods, Inc., Cl. A	2,800	70,952
Unilever NV CVA	7,800	187,825

		803,017

Household Products—2.3%
Colgate-Palmolive Co.	11,250	795,825
Kimberly-Clark Corp.	500	26,215
Procter & Gamble Co. (The)	16,425	839,318

		1,661,358

Personal Products—0.1%
Herbalife Ltd.	1,240	39,110
Mead Johnson Nutrition Co., Cl. A1	700	22,239

		61,349

Tobacco—2.6%
Altria Group, Inc.	6,520	106,863
Philip Morris International, Inc.	39,060	1,703,797

		1,810,660

Energy—12.8%
Energy Equipment & Services—2.0%
Baker Hughes, Inc.	6,130	223,377
Complete Production Services, Inc.[1]	2,080	13,229
F2 | GROWTH PORTFOLIO

	Shares	Value

Energy Equipment & Services Continued
Diamond Offshore Drilling, Inc.	270	$22,424
Dresser-Rand Group, Inc.[1]	2,120	55,332
Exterran Holdings, Inc.[1]	240	3,850
Halliburton Co.	23,770	492,039
Helix Energy Solutions Group, Inc.[1]	180	1,957
Key Energy Services, Inc.[1]	1,650	9,504
National Oilwell Varco, Inc.[1]	3,160	103,206
Noble Corp.	530	16,033
Oceaneering International, Inc.[1]	810	36,612
Oil States International, Inc.[1]	1,010	24,452
Parker Drilling Co.[1]	420	1,823
Pride International, Inc.[1]	1,680	42,101
Schlumberger Ltd.	4,090	221,310
Seacor Holdings, Inc.[1]	390	29,344
Superior Energy Services, Inc.[1]	360	6,217
Tidewater, Inc.	1,010	43,299
Transocean Ltd.[1]	680	50,517
Unit Corp.[1]	830	22,883

		1,419,509

Oil, Gas & Consumable Fuels—10.8%
Anadarko Petroleum Corp.	8,070	366,297
Apache Corp.	4,230	305,195
Bill Barrett Corp.[1]	330	9,062
Chevron Corp.	22,441	1,486,716
Cimarex Energy Co.	940	26,640
ConocoPhillips	2,108	88,662
Denbury Resources, Inc.[1]	1,790	26,367
Devon Energy Corp.	1,090	59,405
Enterprise Products Partners LP	4,300	107,242
Exxon Mobil Corp.	44,486	3,110,016
Hess Corp.	3,470	186,513
Kinder Morgan Energy Partners LP	1,700	86,904
Marathon Oil Corp.	4,410	132,873
Mariner Energy, Inc.[1]	360	4,230
Murphy Oil Corp.	7,020	381,326
Noble Energy, Inc.	3,420	201,677
Occidental Petroleum Corp.	14,290	940,425
Overseas Shipholding Group, Inc.	200	6,808
Plains All American Pipeline LP	400	17,020
Plains Exploration & Production Co.[1]	1,200	32,832
Stone Energy Corp.[1]	376	2,790
Valero Energy Corp.	4,450	75,161
XTO Energy, Inc.	1,230	46,912

		7,701,073

Financials—12.5%
Capital Markets—2.8%
Affiliated Managers Group, Inc.[1]	280	16,293
Ameriprise Financial, Inc.	1,910	46,356
Bank of New York Mellon Corp.	750	21,983
BlackRock, Inc.	1,280	224,538
Eaton Vance Corp.	300	8,025
Franklin Resources, Inc.	4,290	308,923
GAMCO Investors, Inc., Cl. A	130	6,305
Goldman Sachs Group, Inc. (The)	2,220	327,317
Greenhill & Co., Inc.	130	9,387
Investment Technology Group, Inc.[1]	170	3,466
Janus Capital Group, Inc.	3,940	44,916
Jefferies Group, Inc.[1]	90	1,920
Morgan Stanley	3,500	99,785
Northern Trust Corp.	1,200	64,416
SEI Investments Co.	1,430	25,797
State Street Corp.	11,400	538,080
T. Rowe Price Group, Inc.	2,900	120,843
TD Ameritrade Holding Corp.[1]	8,560	150,142
Teton Advisors, Inc.[1,2]	2	6
Virtus Investment Partners, Inc.[1]	80	1,175
Waddell & Reed Financial, Inc., Cl. A	100	2,637

		2,022,310

Commercial Banks—0.9%
Pacific Capital Bancorp	210	449
PacWest Bancorp	120	1,579
Popular, Inc.	5,040	11,088
Regions Financial Corp.	45,020	181,881
U.S. Bancorp	23,700	424,704
Wells Fargo & Co.	1,235	29,961

		649,662

Consumer Finance—1.1%
American Express Co.	18,250	424,130
AmeriCredit Corp.[1]	2,060	27,913
Capital One Financial Corp.	500	10,940
Cash America International, Inc.	520	12,163
Discover Financial Services	27,050	277,804
Student Loan Corp. (The)	130	4,836

		757,786

Diversified Financial Services—3.4%
Bank of America Corp.	78,202	1,032,266
CIT Group, Inc.	3,160	6,794
Interactive Brokers Group, Inc., Cl. A1	1,840	28,575
F3 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services Continued
JPMorgan Chase & Co.	36,764	$1,254,020
Leucadia National Corp.[1]	1,100	23,199
NASDAQ OMX Group, Inc. (The)[1]	800	17,048
NYSE Euronext	1,020	27,795
PHH Corp.[1]	830	15,089

		2,404,786

Insurance—4.0%
Allied World Assurance Holdings Ltd.	720	29,398
Allstate Corp.	7,160	174,704
American Financial Group, Inc.	2,440	52,655
Aon Corp.	3,900	147,693
Aspen Insurance Holdings Ltd.	2,040	45,574
Assurant, Inc.	500	12,045
Axis Capital Holdings Ltd.	940	24,609
Berkley (W.R.) Corp.	2,440	52,387
Berkshire Hathaway, Inc., Cl. B1	49	141,891
Brown & Brown, Inc.	2,830	56,402
Chubb Corp.	8,210	327,415
Cincinnati Financial Corp.	1,110	24,809
CNA Financial Corp.	2,530	39,139
Delphi Financial Group, Inc., Cl. A	1,150	22,345
First American Corp.	180	4,664
Genworth Financial, Inc., Cl. A	3,880	27,121
Harleysville Group, Inc.	210	5,926
Hartford Financial Services Group, Inc. (The)	1,440	17,093
HCC Insurance Holdings, Inc.	900	21,609
IPC Holdings Ltd.	1,090	29,801
Lincoln National Corp.	8,200	141,122
Loews Corp.	11,693	320,388
MetLife, Inc.	3,620	108,636
Navigators Group, Inc. (The)[1]	80	3,554
Old Republic International Corp.	1,520	14,972
OneBeacon Insurance Group Ltd.	370	4,325
Phoenix Cos., Inc. (The)[1]	390	651
Platinum Underwriters Holdings Ltd.	630	18,012
ProAssurance Corp.[1]	10	462
Protective Life Corp.	1,890	21,622
Prudential Financial, Inc.	7,780	289,572
Reinsurance Group of America, Inc.	200	6,982
RLI Corp.	340	15,232
Selective Insurance Group, Inc.	370	4,725
StanCorp Financial Group, Inc.	80	2,294
State Auto Financial Corp.	100	1,750
Torchmark Corp.	200	7,408
Transatlantic Holdings, Inc.	220	9,533
Travelers Cos., Inc. (The)	13,320	546,653
Unitrin, Inc.	940	11,299
XL Capital Ltd., Cl. A	3,260	37,360

		2,823,832

Real Estate Management & Development—0.0%
Forest City Enterprises, Inc., Cl. A	510	3,366
Thrifts & Mortgage Finance—0.3%
Hudson City Bancorp, Inc.	400	5,316
People’s United Financial, Inc.	13,600	204,544
Provident Financial Services, Inc.	700	6,370
Tree.com, Inc.[1]	53	509

		216,739

Health Care—14.3%
Biotechnology—1.7%
Amgen, Inc.[1]	13,530	716,278
Biogen Idec, Inc.[1]	2,150	97,073
Celgene Corp.[1]	5,000	239,200
Facet Biotech Corp.[1]	348	3,233
Gilead Sciences, Inc.[1]	3,100	145,204

		1,200,988

Health Care Equipment & Supplies—1.5%
Bard (C.R.), Inc.	1,540	114,653
Baxter International, Inc.	1,400	74,144
Becton, Dickinson & Co.	3,080	219,635
Inverness Medical Innovations, Inc.[1]	540	19,213
Medtronic, Inc.	3,190	111,299
Steris Corp.	520	13,562
Stryker Corp.	6,590	261,887
Zimmer Holdings, Inc.[1]	5,650	240,690

		1,055,083

Health Care Providers & Services—3.8%
Aetna, Inc.	18,740	469,437
AMERIGROUP Corp.[1]	2,010	53,969
Cardinal Health, Inc.	600	18,330
Centene Corp.[1]	410	8,192
CIGNA Corp.	3,600	86,724
Coventry Health Care, Inc.[1]	2,280	42,659
Kindred Healthcare, Inc.[1]	170	2,103
Laboratory Corp. of America Holdings[1]	8,000	542,320
Lincare Holdings, Inc.[1]	40	941
McKesson Corp.	5,370	236,280
Medco Health Solutions, Inc.[1]	6,800	310,148
F4 | GROWTH PORTFOLIO

	Shares	Value

Health Care Providers & Services Continued
MEDNAX, Inc.[1]	60	$2,528
Omnicare, Inc.	1,150	29,624
Quest Diagnostics, Inc.	1,220	68,845
UnitedHealth Group, Inc.	1,740	43,465
Universal Health Services, Inc., Cl. B	1,040	50,804
WellCare Health Plans, Inc.[1]	340	6,287
WellPoint, Inc.[1]	13,840	704,318

		2,676,974

Health Care Technology—0.0%
IMS Health, Inc.	580	7,366
Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.[1]	6,620	269,897
Pharmaceuticals—6.9%
Abbott Laboratories	20,660	971,846
Allergan, Inc.	4,700	223,626
Bristol-Myers Squibb Co.	11,280	229,097
Eli Lilly & Co.	8,550	296,172
Endo Pharmaceuticals Holdings, Inc.[1]	2,060	36,915
Forest Laboratories, Inc.[1]	3,600	90,396
Johnson & Johnson	16,240	922,432
King Pharmaceuticals, Inc.[1]	6,520	62,788
Merck & Co., Inc.	37,360	1,044,586
Pfizer, Inc.	51,305	769,575
Schering-Plough Corp.	4,650	116,808
Warner Chilcott Ltd., Cl. A1	120	1,578
Watson Pharmaceuticals, Inc.[1]	1,470	49,524
Wyeth	2,240	101,674

		4,917,017

Industrials—11.2%
Aerospace & Defense—4.9%
BE Aerospace, Inc.[1]	430	6,175
Boeing Co. (The)	18,040	766,700
Ceradyne, Inc.[1]	1,350	23,841
General Dynamics Corp.	6,790	376,098
Goodrich Corp.	1,600	79,952
Honeywell International, Inc.	9,980	313,372
L-3 Communications Holdings, Inc.	1,780	123,496
Lockheed Martin Corp.	910	73,392
Northrop Grumman Corp.	9,160	418,429
Precision Castparts Corp.	1,000	73,030
Raytheon Co.	6,470	287,462
Spirit Aerosystems Holdings, Inc., Cl. A1	440	6,046
Triumph Group, Inc.	720	28,800
United Technologies Corp.	17,140	890,594

		3,467,387

Air Freight & Logistics—0.3%
FedEx Corp.	1,890	105,122
Pacer International, Inc.	200	446
United Parcel Service, Inc., Cl. B	2,400	119,976

		225,544

Airlines—0.0%
SkyWest, Inc.	1,620	16,524
Building Products—0.1%
Armstrong World Industries, Inc.[1]	870	14,346
Lennox International, Inc.	1,010	32,431
Owens Corning, Inc.[1]	870	11,119

		57,896

Commercial Services & Supplies—0.8%
Copart, Inc.[1]	920	31,896
CoStar Group, Inc.[1]	420	16,745
Deluxe Corp.	60	769
Equifax, Inc.	1,880	49,068
First Advantage Corp., Cl. A1	210	3,194
HNI Corp.	1,550	27,993
Interface, Inc., Cl. A	1,370	8,494
Korn-Ferry International[1]	770	8,193
Manpower, Inc.	1,500	63,510
Miller (Herman), Inc.	830	12,732
Monster Worldwide, Inc.[1]	280	3,307
Pitney Bowes, Inc.	2,250	49,343
R.R. Donnelley & Sons Co.	3,780	43,924
Republic Services, Inc.	3,300	80,553
Resources Connection, Inc.[1]	20	343
Robert Half International, Inc.	1,130	26,691
TrueBlue, Inc.[1]	600	5,040
Waste Management, Inc.	3,620	101,939

		533,734

Construction & Engineering—0.3%
Chicago Bridge & Iron Co. NV	1,740	21,576
EMCOR Group, Inc.[1]	650	13,078
Fluor Corp.	2,450	125,661
Granite Construction, Inc.	110	3,661
KBR, Inc.	2,200	40,568
Shaw Group, Inc. (The)[1]	860	23,573
Tutor Perini Corp.[1]	60	1,042

		229,159

Electrical Equipment—0.8%
Acuity Brands, Inc.	1,600	44,880
Baldor Electric Co.	2,050	48,770
Belden, Inc.	2,160	36,072
F5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electrical Equipment Continued
Cooper Industries Ltd., Cl. A	1,030	$31,982
Emerson Electric Co.	8,240	266,976
GrafTech International Ltd.[1]	4,450	50,330
Hubbell, Inc., Cl. B	910	29,175
Rockwell Automation, Inc.	1,350	43,362
Smith (A.O.) Corp.	270	8,794
Thomas & Betts Corp.[1]	850	24,531
Woodward Governor Co.	600	11,880

		596,752

Industrial Conglomerates—0.6%
3M Co.	430	25,843
General Electric Co.	30,080	352,538
Tyco International Ltd.	2,465	64,041

		442,422

Machinery—2.5%
AGCO Corp.[1]	970	28,198
Barnes Group, Inc.	300	3,567
Briggs & Stratton Corp.	770	10,272
Caterpillar, Inc.	9,430	311,567
Chart Industries, Inc.[1]	60	1,091
CIRCOR International, Inc.	440	10,388
Crane Co.	650	14,502
Cummins, Inc.	3,370	118,658
Danaher Corp.	1,860	114,836
Deere & Co.	2,720	108,664
Dover Corp.	2,440	80,740
EnPro Industries, Inc.[1]	60	1,081
Flowserve Corp.	200	13,962
Harsco Corp.	1,940	54,902
IDEX Corp.	1,320	32,432
Illinois Tool Works, Inc.	7,530	281,170
Ingersoll-Rand Co. Ltd., Cl. A	3,740	78,166
Joy Global, Inc.	1,490	53,223
Lincoln Electric Holdings, Inc.	500	18,020
Manitowoc Co., Inc. (The)	450	2,367
Mueller Water Products, Inc., Cl. A	1,360	5,086
Navistar International Corp.[1]	1,140	49,704
Nordson Corp.	800	30,928
Paccar, Inc.	2,430	78,999
Parker-Hannifin Corp.	2,410	103,534
Sauer-Danfoss, Inc.	60	368
Terex Corp.[1]	80	966
Timken Co.	2,550	43,554
Titan International, Inc.	1,220	9,113
Toro Co. (The)	1,420	42,458
Trinity Industries, Inc.	1,940	26,423
Watts Water Technologies, Inc., Cl. A	1,170	25,202

		1,754,141

Marine—0.0%
Alexander & Baldwin, Inc.	440	10,314
Genco Shipping & Trading Ltd.	340	7,385
Kirby Corp.[1]	180	5,722

		23,421

Road & Rail—0.8%
Amerco[1]	80	2,972
Arkansas Best Corp.	680	17,918
CSX Corp.	1,870	64,758
Hertz Global Holdings, Inc.[1]	6,760	54,012
Norfolk Southern Corp.	5,510	207,562
Union Pacific Corp.	4,620	240,517

		587,739

Trading Companies & Distributors—0.1%
Watsco, Inc.	130	6,361
WESCO International, Inc.[1]	2,080	52,083

		58,444

Information Technology—19.2%
Communications Equipment—3.6%
3Com Corp.[1]	5,580	26,282
ADTRAN, Inc.	1,390	29,843
Avocent Corp.[1]	2,040	28,478
Ciena Corp.[1]	1,820	18,837
Cisco Systems, Inc.[1]	86,570	1,613,665
CommScope, Inc.[1]	760	19,958
Emulex Corp.[1]	3,860	37,751
F5 Networks, Inc.[1]	1,120	38,741
Harris Corp.	760	21,554
InterDigital, Inc.[1]	1,060	25,906
JDS Uniphase Corp.[1]	10,250	58,630
QUALCOMM, Inc.	13,680	618,336
Tellabs, Inc.[1]	9,640	55,237

		2,593,218

Computers & Peripherals—3.7%
Apple, Inc.[1]	6,770	964,251
Avid Technology, Inc.[1]	310	4,157
Dell, Inc.[1]	2,810	38,581
EMC Corp.[1]	7,370	96,547
International Business Machines Corp.	11,350	1,185,167
F6 | GROWTH PORTFOLIO

	Shares	Value

Computers & Peripherals Continued
QLogic Corp.[1]	2,770	$35,124
SanDisk Corp.[1]	3,800	55,822
Sun Microsystems, Inc.[1]	5,540	51,079
Synaptics, Inc.[1]	2,010	77,687
Teradata Corp.[1]	820	19,213
Western Digital Corp.[1]	2,740	72,610

		2,600,238

Electronic Equipment & Instruments—1.1%
Agilent Technologies, Inc.[1]	1,280	25,997
Amphenol Corp., Cl. A	1,020	32,273
Anixter International, Inc.[1]	980	36,838
Arrow Electronics, Inc.[1]	2,700	57,348
Avnet, Inc.[1]	2,300	48,369
AVX Corp.	1,190	11,817
Coherent, Inc.[1]	460	9,513
Corning, Inc.	14,490	232,709
Dolby Laboratories, Inc., Cl. A1	1,050	39,144
Ingram Micro, Inc., Cl. A1	4,460	78,050
Itron, Inc.[1]	460	25,332
Jabil Circuit, Inc.	3,560	26,415
L-1 Identity Solutions, Inc.[1]	50	387
Molex, Inc.	3,300	51,315
National Instruments Corp.	840	18,950
Plexus Corp.[1]	340	6,956
Rofin-Sinar Technologies, Inc.[1]	270	5,403
Tech Data Corp.[1]	300	9,813
Trimble Navigation Ltd.[1]	2,440	47,897
Vishay Intertechnology, Inc.[1]	6,420	43,592

		808,118

Internet Software & Services—1.5%
Akamai Technologies, Inc.[1]	3,530	67,705
Digital River, Inc.[1]	320	11,622
eBay, Inc.[1]	20,490	350,994
Google, Inc., Cl. A1	1,220	514,340
IAC/InterActiveCorp[1]	70	1,124
Open Text Corp.[1]	610	22,216
Sohu.com, Inc.[1]	800	50,264
ValueClick, Inc.[1]	3,620	38,082
VeriSign, Inc.[1]	190	3,511

		1,059,858

IT Services—2.1%
Accenture Ltd., Cl. A	7,620	254,965
Affiliated Computer Services, Inc., Cl. A1	260	11,549
Amdocs Ltd.[1]	3,400	72,930
Broadridge Financial Solutions, Inc.	2,710	44,932
Computer Sciences Corp.[1]	1,730	76,639
Fidelity National Information Services, Inc.	520	10,379
Fiserv, Inc.[1]	900	41,130
Gartner, Inc.[1]	110	1,679
Hewitt Associates, Inc.[1]	3,120	92,914
MasterCard, Inc., Cl. A	2,300	384,813
Paychex, Inc.	9,000	226,800
Perot Systems Corp., Cl. A1	2,880	41,270
Sapient Corp.[1]	970	6,101
Total System Services, Inc.	900	12,051
Unisys Corp.[1]	370	559
Western Union Co.	13,220	216,808

		1,495,519

Office Electronics—0.2%
Xerox Corp.	16,680	108,086
Zebra Technologies Corp., Cl. A1	120	2,839

		110,925

Semiconductors & Semiconductor Equipment—2.4%
Amkor Technology, Inc.[1]	3,650	17,265
Analog Devices, Inc.	3,000	74,340
Applied Materials, Inc.	30,380	333,269
Atmel Corp.[1]	4,000	14,920
Broadcom Corp., Cl. A1	6,070	150,475
Cabot Microelectronics Corp.[1]	120	3,395
Cymer, Inc.[1]	10	297
Entegris, Inc.[1]	1,300	3,536
Fairchild Semiconductor International, Inc., Cl. A1	1,290	9,017
Integrated Device Technology, Inc.[1]	3,330	20,113
International Rectifier Corp.[1]	590	8,738
LSI Corp.[1]	12,790	58,322
Marvell Technology Group Ltd.[1]	6,660	77,522
MEMC Electronic Materials, Inc.[1]	3,300	58,773
Microsemi Corp.[1]	490	6,762
National Semiconductor Corp.	2,800	35,140
NVIDIA Corp.[1]	5,230	59,047
Semtech Corp.[1]	10	159
Silicon Laboratories, Inc.[1]	290	11,003
Skyworks Solutions, Inc.[1]	3,140	30,709
Teradyne, Inc.[1]	1,840	12,622
Texas Instruments, Inc.	28,970	617,061
Xilinx, Inc.	6,180	126,443

		1,728,928
F7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software—4.6%
Adobe Systems, Inc.[1]	5,140	$145,462
Advent Software, Inc.[1]	60	1,967
Ansys, Inc.[1]	1,230	38,327
Autodesk, Inc.[1]	3,230	61,305
CA, Inc.	7,720	134,560
Cadence Design Systems, Inc.[1]	970	5,723
Check Point Software Technologies Ltd.[1]	2,200	51,634
FactSet Research Systems, Inc.	830	41,392
Lawson Software, Inc.[1]	1,140	6,361
MICROS Systems, Inc.[1]	2,070	52,412
Microsoft Corp.	85,170	2,024,491
Net 1 UEPS Technologies, Inc.[1]	1,250	16,988
Nuance Communications, Inc.[1]	1,400	16,926
Oracle Corp.	8,038	172,174
Parametric Technology Corp.[1]	2,930	34,252
Progress Software Corp.[1]	340	7,198
Quest Software, Inc.[1]	565	7,876
Solera Holdings, Inc.[1]	200	5,080
Sybase, Inc.[1]	1,330	41,682
Symantec Corp.[1]	21,170	329,405
Synopsys, Inc.[1]	2,520	49,165
Take-Two Interactive Software, Inc.	1,140	10,796
THQ, Inc.[1]	40	286

		3,255,462

Materials—3.8%
Chemicals—1.7%
Air Products & Chemicals, Inc.	790	51,026
Ashland, Inc.	1,424	39,943
CF Industries Holdings, Inc.	830	61,536
Cytec Industries, Inc.	30	559
Dow Chemical Co. (The)	1,890	30,505
E.I. du Pont de Nemours & Co.	780	19,984
Eastman Chemical Co.	1,040	39,416
Ferro Corp.	960	2,640
Fuller (H.B.) Co.	480	9,010
Monsanto Co.	4,980	370,213
Mosaic Co. (The)	5,510	244,093
Nalco Holding Co.	780	13,135
NewMarket Corp.	300	20,199
Praxair, Inc.	1,900	135,033
Rockwood Holdings, Inc.[1]	680	9,955
RPM International, Inc.	1,870	26,255
Terra Industries, Inc.	2,310	55,948
Valhi, Inc.	120	892
Valspar Corp. (The)	1,880	42,356
Westlake Chemical Corp.	660	13,457

		1,186,155

Containers & Packaging—0.2%
Owens-Illinois, Inc.[1]	2,570	71,986
Sealed Air Corp.	3,720	68,634
Sonoco Products Co.	1,630	39,039
Temple-Inland, Inc.	390	5,117

		184,776

Metals & Mining—1.8%
AK Steel Holding Corp.	280	5,373
Alcoa, Inc.	7,740	79,954
Allegheny Technologies, Inc.	990	34,581
Carpenter Technology Corp.	2,180	45,366
Cliffs Natural Resources, Inc.	200	4,894
Commercial Metals Co.	2,440	39,113
Freeport-McMoRan Copper & Gold, Inc., Cl. B	3,510	175,886
Kaiser Aluminum Corp.	110	3,950
Nucor Corp.	7,340	326,111
Reliance Steel & Aluminum Co.	2,020	77,548
Schnitzer Steel Industries, Inc.	1,070	56,560
Southern Copper Corp.	18,920	386,720
United States Steel Corp.	1,660	59,328
Worthington Industries, Inc.	1,540	19,697

		1,315,081

Paper & Forest Products—0.1%
Domtar Corp.[1]	1,328	22,018
MeadWestvaco Corp.	1,130	18,543

		40,561

Telecommunication Services—2.5%
Diversified Telecommunication Services—2.0%
AT&T, Inc.	16,590	412,091
Embarq Corp.	2,000	84,120
NTELOS Holdings Corp.	360	6,631
Premiere Global Services, Inc.[1]	700	7,588
Qwest Communications International, Inc.	17,660	73,289
tw telecom, Inc.[1]	2,830	29,064
Verizon Communications, Inc.	23,920	735,057
Windstream Corp.	5,750	48,070

		1,395,910
F8 | GROWTH PORTFOLIO

	Shares	Value

Wireless Telecommunication Services—0.5%
America Movil SAB de CV, ADR, Series L	1,400	$54,208
Centennial Communications Corp.[1]	1,400	11,704
NII Holdings, Inc.[1]	2,110	40,238
Sprint Nextel Corp.[1]	47,776	229,803
Syniverse Holdings, Inc.[1]	1,730	27,732

		363,685

Utilities—1.2%
Electric Utilities—0.5%
American Electric Power Co., Inc.	4,140	119,605
Duke Energy Corp.	14,370	209,658
Exelon Corp.	300	15,363

		344,626

Energy Traders—0.3%
AES Corp. (The)[1]	15,800	183,438
RRI Energy, Inc.[1]	1,920	9,619

		193,057

Multi-Utilities—0.4%
Integrys Energy Group, Inc.	400	11,996
PG&E Corp.	1,640	63,042
Public Service Enterprise Group, Inc.	4,000	130,520
Sempra Energy	610	30,274
Wisconsin Energy Corp.	1,700	69,207

		305,039

Total Common Stocks (Cost $78,297,573)		68,253,479

	Shares	Value

Investment Companies—2.9%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[3,5]	29,281	$29,281
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[3,4]	1,507,756	1,507,756
Standard & Poor’s Depositary Receipts Trust, Series 1	5,400	496,368

Total Investment Companies (Cost $2,037,323)		2,033,405

Total Investments, at Value (Cost $80,334,896)	98.9%	70,286,884
Other Assets Net of Liabilities	1.1	804,304

Net Assets	100.0%	$71,091,188

Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $6, which represents less than 0.005% of the Portfolio’s net assets. See Note 6 of accompanying Notes.

3.	Rate shown is the 7-day yield as of June 30, 2009.

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

OFI Liquid Assets Fund, LLC	2,832,400	18,302,211	21,134,611	—
Oppenheimer Institutional Money Market Fund, Cl. E	196,470	6,146,101	4,834,815	1,507,756

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$17,789	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	1,507,756	1,916

	$1,507,756	$19,705

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

5.	Interest rate less than 0.0005%.
F9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Portfolio’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Portfolio’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

	Level 1–	Level 2–	Level 3–
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$6,207,646	$—	$—	$6,207,646
Consumer Staples	6,945,126	—	—	6,945,126
Energy	9,120,582	—	—	9,120,582
Financials	8,878,475	6	—	8,878,481
Health Care	10,127,325	—	—	10,127,325
Industrials	7,993,163	—	—	7,993,163
Information Technology	13,652,266	—	—	13,652,266
Materials	2,726,573	—	—	2,726,573
Telecommunication Services	1,759,595	—	—	1,759,595
Utilities	842,722	—	—	842,722
Investment Companies	2,033,405	—	—	2,033,405

Total Assets	$70,286,878	$6	$—	$70,286,884

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(276)	$—	$(276)

Total Liabilities	$—	$(276)	$—	$(276)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Portfolio’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of June 30, 2009 are as follows:

		Contract Amount	Expiration		Unrealized
Counterparty/Contract Description	Buy/Sell	(000’s)	Date	Value	Depreciation

Brown Brothers Harriman
Euro (EUR)	Buy	70 EUR	7/1/09	$98,171	$276
See accompanying Notes to Financial Statements.
F10 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $78,827,140)	$68,779,128
Affiliated companies (cost $1,507,756)	1,507,756

70,286,884
Receivables and other assets:
Investments sold	14,266,160
Dividends	74,870
Shares of capital stock sold	1,372
Other	6,593

Total assets	84,635,879

Liabilities
Unrealized depreciation on foreign currency exchange contracts	276
Payables and other liabilities:
Investments purchased	13,485,990
Shares of capital stock redeemed	26,472
Transfer and shareholder servicing agent fees	5,960
Shareholder communications	5,501
Directors’ compensation	4,072
Other	16,420

Total liabilities	13,544,691

Net Assets	$71,091,188

Composition of Net Assets
Par value of shares of capital stock	$48,595
Additional paid-in capital	159,176,035
Accumulated net investment income	496,510
Accumulated net realized loss on investments and foreign currency transactions	(78,581,950)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,048,002)

Net Assets—applicable to 48,594,671 shares of capital stock outstanding	$71,091,188

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$1.46
See accompanying Notes to Financial Statements.
F11 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Dividends:
Unaffiliated companies	$739,684
Affiliated companies	1,916
Income from investment of securities lending cash collateral, net—affiliated companies	17,789
Interest	242

Total investment income	759,631

Expenses
Management fees	207,563
Transfer and shareholder servicing agent fees	15,252
Legal, auditing and other professional fees	12,201
Accounting service fees	7,500
Directors’ compensation	4,684
Shareholder communications	3,887
Custodian fees and expenses	287
Other	3,889

Total expenses	255,263
Less waivers and reimbursements of expenses	(580)

Net expenses	254,683

Net Investment Income	504,948

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	(16,973,800)
Foreign currency transactions	(285)

Net realized loss	(16,974,085)
Net change in unrealized appreciation (depreciation) on:
Investments	21,180,955
Translation of assets and liabilities denominated in foreign currencies	(174)

Net change in unrealized depreciation	21,180,781

Net Increase in Net Assets Resulting from Operations	$4,711,644

See accompanying Notes to Financial Statements.
F12 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$504,948	$1,411,478
Net realized loss	(16,974,085)	(14,817,877)
Net change in unrealized depreciation	21,180,781	(35,112,842)

Net increase (decrease) in net assets resulting from operations	4,711,644	(48,519,241)

Dividends and/or Distributions to Shareholders
Dividends from net investment income	(1,417,389)	(1,823,771)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions	(3,859,745)	(14,127,302)

Net Assets
Total decrease	(565,490)	(64,470,314)
Beginning of period	71,656,678	136,126,992

End of period (including accumulated net investment income of $496,510 and $1,408,951, respectively)	$71,091,188	$71,656,678

See accompanying Notes to Financial Statements.
F13 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009				Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$1.40	$2.31	$2.23	$1.97	$1.88	$1.74

Income (loss) from investment operations:
Net investment income[1]	.01	.03	.03	.02	.02	.02
Net realized and unrealized gain (loss)	.08	(.91)	.08	.27	.10	.14

Total from investment operations	.09	(.88)	.11	.29	.12	.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.03)	(.03)	(.03)	(.03)	(.02)

Net asset value, end of period	$1.46	$1.40	$2.31	$2.23	$1.97	$1.88

Total Return, at Net Asset Value[2]	7.17%	(38.42)%	4.85%	14.67%	6.41%	9.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,091	$71,657	$136,127	$153,481	$159,867	$179,076

Average net assets (in thousands)	$66,967	$105,308	$148,472	$154,927	$165,300	$179,018

Ratios to average net assets:[3]
Net investment income	1.52%	1.34%	1.23%	1.16%	1.24%	1.39%
Total expenses	0.77%[4,5,6]	0.71%[4,5,7]	0.69%[4,5,7]	0.68%[4,5]	0.68%[7,8]	0.66%[7]

Portfolio turnover rate	38%	115%	101%	88%	81%	78%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	0.77%
Year Ended December 31, 2008	0.71%
Year Ended December 31, 2007	0.69%
Year Ended December 31, 2006	0.68%

5.	Waiver or reimbursement of indirect management fees less than 0.005%.

6.	Voluntary waiver of management fees less than 0.005%.

7.	Reduction to custodian expenses less than 0.005%.

8.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F14 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Growth Portfolio (the “Portfolio”) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio’s investment objective is to seek high total return. The Portfolio’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.
     The following is a summary of significant accounting policies consistently followed by the Portfolio.
Securities Valuation. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at
F15 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Portfolio’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Portfolio is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Portfolio’s Securities Lending Procedures, the Portfolio may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Portfolio’s investment in LAF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Federal Taxes. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net
F16 | GROWTH PORTFOLIO

realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2008, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Portfolio had available for federal income tax purposes post-October losses of $2,589,184 and unused capital loss carryforwards as follows:

Expiring

2009	$10,833,187
2010	28,419,014
2011	6,902,886
2016	12,141,910

Total	$58,296,997

As of June 30, 2009, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $77,860,266 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Portfolio will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$81,136,465

Gross unrealized appreciation	$2,252,457
Gross unrealized depreciation	(13,102,038)

Net unrealized depreciation	$(10,849,581)

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times
F17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
as deemed necessary by the Manager. The tax character of distributions is determined as of the Portfolio’s fiscal year end. Therefore, a portion of the Portfolio’s distributions made to shareholders prior to the Portfolio’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Portfolio’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Sold	436,475	$587,211	945,634	$1,633,631
Dividends and/or distributions reinvested	1,362,874	1,417,389	921,097	1,823,771
Redeemed	(4,536,344)	(5,864,345)	(9,572,825)	(17,584,704)

Net decrease	(2,736,995)	$(3,859,745)	(7,706,094)	$(14,127,302)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$25,244,987	$31,781,751
F18 | GROWTH PORTFOLIO

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Portfolio pays the Manager a management fee based on the daily net assets of the Portfolio at an annual rate as shown in the following table:

Fee Schedule

Up to $300 million	0.625%
Next $100 million	0.500
Over $400 million	0.450
Accounting Service Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. For the six months ended June 30, 2009, the Portfolio paid $10,152 to OFS for services to the Portfolio.
Waivers and Reimbursements of Expenses. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Portfolio’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 0.80%. During the six months ended June 30, 2009, the Manager waived $329. This voluntary undertaking may be amended or withdrawn at any time.
     Prior to May 1, 2009, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio.
     The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio’s investment in IMMF. During the six months ended June 30, 2009, the Manager waived $251 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Portfolio may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Portfolio has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Portfolio includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received.
6. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F19 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Securities Lending
The Portfolio lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
     As of June 30, 2009, the Portfolio had no securities on loan.
8. Subsequent Events Evaluation
The Portfolio has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Portfolio. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Portfolio), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Portfolio, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F20 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities (“portfolio proxies”) held by the Portfolio. A description of the Portfolio’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Portfolio is required to file
Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio’s voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
7 | GROWTH PORTFOLIO

GROWTH PORTFOLIO
A Series of Panorama Series Fund, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
John V. Murphy, Director, President and Principal Executive Officer
Manind Govil, Vice President and Portfolio Manager
Benjamin Ram, Vice President and Portfolio Manager
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

Before investing, investors should carefully consider a Portfolio’s investment objectives, risks, charges and expenses. Portfolio prospectuses contain this and other information about the Portfolios, and may be obtained by asking your financial advisor, or calling us at 1.800.981.2871. Read prospectuses carefully before investing.

The financial statements included herein have been taken from the records of the Portfolio without examination of those records by the independent auditors.

©Copyright 2009 OppenheimerFunds, Inc. All rights reserved.

June 30, 2009

Total Return Portfolio

A Series of Panorama Series Fund, Inc.

Semiannual Report

SEMIANNUAL REPORT

Investment Strategy Discussion

Listing of Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

June 30, 2009 Total Return Portfolio Semiannual Report A Series of Panorama Series Fund, Inc. S E MIANNUAL REPORT Investment Strategy Discussion Listing of Holdings Listing of Investments Financial Statements

TOTAL RETURN PORTFOLIO
Portfolio Objective. The Portfolio seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.
Cumulative Total Return
For the 6-Month Period Ended 6/30/09
0.00%
Average Annual Total Returns

For the Periods Ended 6/30/09

1-Year	5-Year	10-Year

-31.58%	-4.17%	-2.71%
Expense Ratios
For the Fiscal Year Ended 12/31/08

Gross	Net
Expense	Expense
Ratio	Ratio

0.77%	0.68%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. For performance data current to the most recent month end, call us at 1.800.981.2871. The Portfolio’s total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same portfolio managers and/or similar names. The Portfolio’s total returns do not include the charges associated with the separate account products that offer this Portfolio. Performance would have been lower if such charges were taken into account. The expense ratio in the table is based on the Portfolio’s expenses during its fiscal year ended December 31, 2008, but have been restated as if the changes in the transfer agent fee structure and voluntary limits to the Portfolio’s total annual operating expenses that went into effect May 1, 2009 had been in effect during that entire fiscal year. The net expense ratio takes into account a voluntary fee waiver or expense reimbursement, without which performance would have been less. This undertaking may be modified or terminated at any time.
Portfolio Allocation
l Stocks 58.5% l Bonds and Notes 39.4 l Cash Equivalents 2.1
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total market value of investments.
Top Ten Common Stock Holdings

Pfizer, Inc.	2.3%
International Business Machines Corp.	2.3
JPMorgan Chase & Co.	2.2
Wal-Mart Stores, Inc.	2.2
Verizon Communications, Inc.	2.0
ConocoPhillips	1.9
Comcast Corp., Cl. A	1.8
McKesson Corp.	1.8
Archer-Daniels-Midland Co.	1.7
Union Pacific Corp.	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on net assets.
2 | TOTAL RETURN PORTFOLIO

Narrative by David Schmidt, Krishna Memani and Peter A. Strzalkowksi,1 Portfolio Managers
For the six-month period ended June 30, 2009, Total Return Portfolio (the “Portfolio”) returned 0.00%, as compared to the S&P 500 Index and the Merrill Lynch Corporate and Government Master Index, which returned 3.19% and 0.80%, respectively. The equity component moderately detracted from the Portfolio’s returns, results largely driven by our decision to underweight our exposure to the information technology sector, which performed well this period. The relative outperformance of growth stocks during the reporting period also detracted from performance, given our overweight to value-oriented stocks within the Portfolio’s equity holdings. An easing of credit conditions during the reporting period, particularly over the second half, helped the Portfolio’s fixed-income component outpace the Merrill Lynch Corporate and Government Master Index.
     The broad U.S. equity market, as measured by the S&P 500 Index, moved into positive territory in the first half of 2009, and managed to post low single-digit gains for the six-month period with a 3.19% return. At the same time, the market favored growth stocks, which substantially outperformed their value-oriented counterparts (the Russell 1000 Growth Index returned 11.53% during the reporting period, compared to the Russell 1000 Value Index, which returned -2.87%). Information technology stocks far and away led the broad equity markets, outperforming most other industry sectors by double-digits. Energy stocks also rebounded, buoyed by still-favorable economic growth in developing nations, particularly China and India.
     Meanwhile, the U.S. fixed-income arena saw a marked improvement over 2008. The markets reacted favorably to the actions of the U.S. government and the Federal Reserve Board (the “Fed”) to stimulate and inject liquidity into the U.S. economy. As investors’ aversion to risk abated slightly, many fixed-income assets that are perceived as risky relative to Treasuries, such as investment-grade and high-yield corporate debt, rebounded. Because a bond’s price typically moves in the opposite direction of its yield, as demand for non-Treasury debt increased their yields fell. As a result, the spread, or difference, between yields on non-Treasuries and like-duration Treasury securities narrowed. Because credit spreads had widened to unprecedented levels in 2008, this narrowing of credit spreads during the reporting period provided a welcomed relief to the corporate bond (credit) sector. Overall, as investors continued to seek incremental yield amidst increasing willingness to take on additional risk, certain non-Treasuries, or “spread” products—particularly investment-grade and high-yield corporate credit—rallied during the reporting period.
     In line with our emphasis on stocks with sound fundamentals at good values, we minimized our exposure to stocks that were paying low or no dividends. Unfortunately, investors strongly preferred these non- or low-dividend paying stocks this reporting period. We believe this atypical scenario cost us in terms of relative performance.
     On the positive side, our best-performing sector in the equity component was telecommunication services, where our slight overweight as well as individual stock selection added value. Specifically, our decision to hold Sprint Nextel Corp. provided a substantial boost to the Portfolio’s performance. Sprint Nextel had faltered severely in 2008 due to concerns around the company’s ability to retain customers in light of competitive pressure by AT&T, Inc. As Sprint Nextel kept a steady foothold on its market share, its stock rallied sharply, and subsequently added nicely to our returns.
     Although the Portfolio underperformed the S&P 500 Index in the financials sector, there were individual holdings within the sector that contributed positively to our returns, as holdings such as Wells Fargo & Co. outperformed the benchmark. MetLife, Inc., which we bought in early March, is another holding that added to our returns. When the stock appreciated in value by well over 100% in just five weeks, we sold out of that position, based on our opinion that the stock by that time appeared overvalued. Although we owned this stock for an uncharacteristically short time for us given our long-term investment perspective, it delivered a substantial contribution to the Portfolio’s returns.
     We continue to adhere to our value-driven discipline of equity investing, where we seek quality stocks at attractive valuations. Although in recent months investors have not rewarded these characteristics and instead have favored mostly

1.	Mr. Memani became a portfolio manager on April 1, 2009 and Mr. Strzalkowski became a portfolio manager on April 27, 2009
3 | TOTAL RETURN PORTFOLIO

TOTAL RETURN PORTFOLIO
growth-driven qualities, we are confident that as economic recovery gains momentum in the U.S., value-oriented stocks will return to favor. On a relative basis, we expect to regain some of the ground we lost as the markets begin to normalize and the economy stabilizes.
     Effective April 2009, Krishna Memani and Peter Strzalkowski are the new portfolio managers of the Portfolio’s fixed-income component. Since taking over, they have transitioned the Portfolio to a position they feel is suitable for market conditions existing as of period end. At period end, the Portfolio has been positioned to source risk and return from a diversified set of factors. The Portfolio’s investments in the commercial mortgage-backed securities (CMBS), non-agency mortgage-backed securities (MBS) and investment-grade financials sectors have been reduced, while its investments in investment-grade non-financials have increased. The Portfolio’s largest allocation within the MBS sector at period end was comprised mostly of agency mortgages. Some of the above changes largely accounted for the fixed-income component’s outperformance over the Merrill Lynch Corporate and Government Master Index during the reporting period.
     Please note that derivative instruments, securities whose values depend on the performance of an underlying security or asset, entail potentially higher volatility and risk of loss compared to traditional stock or bond investments. Fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Portfolio’s share prices can fall. The Portfolio invests in debt securities below investment grade, which may entail greater credit risks, as described in the prospectus. Mortgage-related securities have greater potential for loss when interest rates rise.
Investors should consider the Portfolio’s investment objectives, risks, and charges and expenses carefully before investing. The Portfolio’s prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor or calling us at 1.800.981.2871. Read the prospectus carefully before investing.
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.
The Portfolio’s investment strategy and focus can change over time. The mention of specific portfolio holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
4 | TOTAL RETURN PORTFOLIO

PORTFOLIO EXPENSES
Portfolio Expenses. As a shareholder of the Portfolio, you incur ongoing costs, including management fees; service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	January 1, 2009	June 30, 2009	June 30, 2009

	$1,000.00	$1,000.00	$3.43
Hypothetical (5% return before expenses)

	1,000.00	1,021.37	3.46
Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2009 is as follows:

Expense Ratio
0.69%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Portfolio’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” table in the Portfolio’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | TOTAL RETURN PORTFOLIO

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6 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Shares	Value

Common Stocks—66.7%
Consumer Discretionary—4.6%
Automobiles—0.2%
Ford Motor Co.[1]	31,300	$189,991
Hotels, Restaurants & Leisure—1.0%
McDonald’s Corp.	17,300	994,577
Leisure Equipment & Products—0.2%
Hasbro, Inc.	9,000	218,160
Media—2.0%
Comcast Corp., Cl. A	124,900	1,809,801
Walt Disney Co. (The)	9,800	228,634

		2,038,435

Multiline Retail—0.9%
J.C. Penney Co., Inc. (Holding Co.)	31,900	915,849
Specialty Retail—0.3%
TJX Cos., Inc. (The)	8,200	257,972
Consumer Staples—8.6%
Beverages—0.4%
Coca-Cola Co. (The)	8,600	412,714
Food & Staples Retailing—2.7%
Safeway, Inc.	26,000	529,620
Wal-Mart Stores, Inc.	44,300	2,145,892

		2,675,512

Food Products—3.3%
Archer-Daniels-Midland Co.	61,700	1,651,709
Heinz (H.J.) Co.	19,300	689,010
Hershey Co. (The)	6,700	241,200
Sara Lee Corp.	75,800	739,808

		3,321,727
Household Products—1.3%
Clorox Co. (The)	20,000	1,116,600
Procter & Gamble Co. (The)	2,300	117,530

		1,234,130

Tobacco—0.9%
Altria Group, Inc.	56,400	924,396
Energy—5.3%
Oil, Gas & Consumable Fuels—5.3%
Chesapeake Energy Corp.	69,300	1,374,219
ConocoPhillips	45,500	1,913,730
Devon Energy Corp.	6,200	337,900
Exxon Mobil Corp.	7,800	545,298
Valero Energy Corp.	48,000	810,720
Williams Cos., Inc. (The)	20,700	323,127

		5,304,994
Financials—12.8%
Capital Markets—3.3%
Ameriprise Financial, Inc.	54,800	1,329,996
Goldman Sachs Group, Inc. (The)	3,600	530,784
Morgan Stanley	38,800	1,106,188
Northern Trust Corp.	6,600	354,288

		3,321,256

Commercial Banks—1.7%
BB&T Corp.	39,400	866,012
SunTrust Banks, Inc.	14,600	240,170
Wells Fargo & Co.	25,100	608,926

		1,715,108

Diversified Financial Services—2.9%
Bank of America Corp.	53,000	699,600
JPMorgan Chase & Co.	64,900	2,213,739

		2,913,339

Insurance—3.2%
Chubb Corp.	23,000	917,240
Cincinnati Financial Corp.	55,900	1,249,365
Marsh & McLennan Cos., Inc.	42,400	853,512
Travelers Cos., Inc. (The)	4,500	184,680

		3,204,797

Real Estate Investment Trusts—1.0%
Equity Residential	43,700	971,451
Thrifts & Mortgage Finance—0.7%
Hudson City Bancorp, Inc.	49,600	659,184
Health Care—9.6%
Biotechnology—1.6%
Amgen, Inc.[1]	30,000	1,588,200
Health Care Providers & Services—4.7%
AmerisourceBergen Corp.	51,600	915,384
Cardinal Health, Inc.	13,500	412,425
Express Scripts, Inc.[1]	5,300	364,375
Humana, Inc.[1]	38,200	1,232,332
McKesson Corp.	41,000	1,804,000

		4,728,516

Pharmaceuticals—3.3%
Abbott Laboratories	7,600	357,504
Johnson & Johnson	9,800	556,640
Pfizer, Inc.	155,600	2,334,000

		3,248,144
F1 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Industrials—7.7%
Aerospace & Defense—2.8%
Northrop Grumman Corp.	30,500	$1,393,240
Raytheon Co.	30,100	1,337,343

		2,730,583

Commercial Services & Supplies—0.3%
Pitney Bowes, Inc.	14,600	320,178
Construction & Engineering—0.7%
Fluor Corp.	14,300	733,447
Industrial Conglomerates—1.1%
General Electric Co.	95,800	1,122,776
Machinery—0.5%
Dover Corp.	13,500	446,715
Road & Rail—2.3%
CSX Corp.	8,200	283,966
Norfolk Southern Corp.	10,700	403,069
Union Pacific Corp.	31,300	1,629,478

		2,316,513

Information Technology—9.5%
Communications Equipment—1.2%
Cisco Systems, Inc.[1]	200	3,728
Harris Corp.	27,500	779,900
Motorola, Inc.	60,300	399,789

		1,183,417

Computers & Peripherals—5.0%
Apple, Inc.[1]	1,900	270,617
Dell, Inc.[1]	67,800	930,894
Hewlett-Packard Co.	40,000	1,546,000
International Business Machines Corp.	21,600	2,255,472

		5,002,983

Office Electronics—0.3%
Xerox Corp.	45,500	294,840
Semiconductors & Semiconductor Equipment—0.5%
Intel Corp.	30,400	503,120
Software—2.5%
McAfee, Inc.[1]	24,300	1,025,217
Microsoft Corp.	40,100	953,177
Symantec Corp.[1]	31,300	487,028

		2,465,422

Materials—2.2%
Chemicals—2.1%
Monsanto Co.	13,700	1,018,458
PPG Industries, Inc.	9,800	430,220
Sigma-Aldrich Corp.	12,900	639,324

		2,088,002
Paper & Forest Products—0.1%
International Paper Co.	7,800	118,014
Telecommunication Services—3.5%
Diversified Telecommunication Services—3.1%
AT&T, Inc.	27,200	675,648
Qwest Communications International, Inc.	95,300	395,495
Verizon Communications, Inc.	65,700	2,018,961

		3,090,104
Wireless Telecommunication Services—0.4%
Sprint Nextel Corp.[1]	94,700	455,507
Utilities—2.9%
Electric Utilities—0.5%
Exelon Corp.	5,000	256,050
Southern Co.	7,900	246,164

		502,214

Multi-Utilities—2.4%
Ameren Corp.	18,100	450,509
Consolidated Edison Co. of New York, Inc.	11,400	426,588
Dominion Resources, Inc.	18,500	618,270
Wisconsin Energy Corp.	21,200	863,052

		2,358,419

Total Common Stocks (Cost $72,662,588)		66,570,706

	Principal
	Amount

Asset-Backed Securities—3.1%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.794%, 5/25/34[2]	$363,337	209,402
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	135,000	139,695
Chase Issuance Trust, Credit Card Asset-Backed Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12	380,000	393,514
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	70,000	60,118
Countrywide Home Loans, Asset- Backed Certificates:
Series 2002-4, Cl. A1, 1.054%, 2/25/33[2]	8,112	3,479
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[2]	388,873	299,964
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[2]	93,139	67,939
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.404%, 7/25/36[2]	273,928	249,535
F2 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

Asset-Backed Securities Continued
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.424%, 7/7/36[2]	$138,617	$94,825
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11	100,000	100,083
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.575%, 1/20/35[2]	123,870	82,445
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[2]	5,800	5,764
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31[3]	359,098	355,737
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.669%, 3/15/16[2]	690,000	523,987
Series 2005-A6, Cl. A6, 4.50%, 1/15/13	375,000	385,613
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.414%, 7/1/36[2]	197,599	129,259
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.354%, 9/25/36[2]	43,182	41,505

Total Asset-Backed Securities (Cost $3,799,280)		3,142,864

Mortgage-Backed Obligations—30.2%
Government Agency—25.4%
FHLMC/FNMA/Sponsored—23.5%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18	361,382	374,919
5%, 12/15/34	24,100	24,649
6.50%, 4/15/18-4/1/34	206,001	219,999
7%, 10/1/31	130,026	140,945
8%, 4/1/16	82,098	87,992
9%, 8/1/22-5/1/25	24,598	27,191
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Certificates:
Series 3279, Cl. PH, 6%, 2/1/27	365,000	379,986
Series 3306, Cl. PA, 5.50%, 10/1/27	158,672	164,182
Series R001, Cl. AE, 4.375%, 4/1/15	112,144	115,153
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Certificates, Interest-Only Mtg.-Backed Security, Series 3399, Cl. SC, 12.252%, 12/15/37[4]	1,017,257	88,368
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 3045, Cl. DI, 44.044%, 10/15/35[4]	1,219,265	102,209
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.416%, 3/25/36[2]	130,638	156,863
Series 2461, Cl. PZ, 6.50%, 6/15/32	345,284	369,522
Series 2500, Cl. FD, 0.819%, 3/15/32[2]	39,921	39,403
Series 2526, Cl. FE, 0.719%, 6/15/29[2]	58,065	56,912
Series 2551, Cl. FD, 0.719%, 1/15/33[2]	43,683	43,210
Series 3025, Cl. SJ, 23.579%, 8/15/35[2]	25,198	30,268
Series 3094, Cl. HS, 23.212%, 6/15/34[2]	77,135	90,576
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.892%, 6/1/26[4]	85,635	16,845
Series 183, Cl. IO, 10.326%, 4/1/27[4]	135,357	24,551
Series 184, Cl. IO, 17.287%, 12/1/26[4]	146,985	28,584
Series 192, Cl. IO, 10.868%, 2/1/28[4]	37,025	7,746
Series 200, Cl. IO, 10.248%, 1/1/29[4]	45,418	7,979
Series 2130, Cl. SC, 49.149%, 3/15/29[4]	101,823	12,309
Series 224, Cl. IO, 1.657%, 3/1/33[4]	193,584	32,640
Series 243, Cl. 6, 1.711%, 12/15/32[4]	118,464	17,751
Series 2527, Cl. SG, 47.357%, 2/15/32[4]	26,022	1,626
Series 2531, Cl. ST, 55.753%, 2/15/30[4]	31,696	2,192
Series 2796, Cl. SD, 66.318%, 7/15/26[4]	151,491	17,574
Series 2802, Cl. AS, 99.999%, 4/15/33[4]	160,747	12,519
Series 2920, Cl. S, 77.044%, 1/15/35[4]	641,132	64,293
Series 3000, Cl. SE, 99.999%, 7/15/25[4]	723,599	61,415
Series 3110, Cl. SL, 99.999%, 2/15/26[4]	101,396	8,494
Series 3146, Cl. SA, 49.905%, 4/15/36[4]	692,098	74,629
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.- Backed Security:
Series 176, Cl. PO, 4.674%, 6/1/26[5]	35,061	29,415
Series 192, Cl. PO, 8.951%, 2/1/28[5]	37,025	31,429
Federal National Mortgage Assn.:
4.50%, 7/1/24-7/1/39[6]	1,047,000	1,050,739
5%, 7/1/24-7/1/39[6]	2,475,000	2,522,896
5.50%, 7/1/24-7/1/39[6]	3,724,000	3,855,137
6%, 11/25/17-10/1/37	1,376,546	1,446,871
6%, 7/1/23-7/1/39[6]	3,572,000	3,746,238
6.50%, 8/25/17-10/25/19	235,595	250,012
6.50%, 7/1/37[6]	1,644,000	1,751,116
6.50%, 5/25/17[7]	276,732	293,347
7%, 10/25/35	44,213	48,179
8.50%, 7/1/32	7,150	7,786
F3 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22	$41,964	$42,319
Trust 1998-61, Cl. PL, 6%, 11/25/28	106,288	113,645
Trust 2002-56, Cl. KW, 6%, 4/25/23	303,038	311,106
Trust 2003-130, Cl. CS, 13.473%, 12/25/33[2]	70,191	74,797
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	662,000	674,991
Trust 2004-101, Cl. BG, 5%, 1/25/20	452,000	479,085
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25[7]	270,000	274,844
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	250,000	263,507
Trust 2005-57, Cl. PA, 5.50%, 5/1/27	361,838	369,366
Trust 2006-24, Cl. DB, 5.50%, 4/25/26	970,000	990,029
Trust 2006-46, Cl. SW, 23.049%, 6/25/36[2]	101,536	121,343
Trust 2006-50, Cl. KS, 23.05%, 6/25/36[2]	105,416	118,343
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	369,130	380,602
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 99.999%, 10/25/23[4]	18,834	308
Trust 2001-65, Cl. S, 52.087%, 11/25/31[4]	320,228	34,652
Trust 2001-81, Cl. S, 37.022%, 1/25/32[4]	74,503	8,435
Trust 2002-47, Cl. NS, 35.793%, 4/25/32[4]	182,134	19,704
Trust 2002-51, Cl. S, 36.115%, 8/25/32[4]	167,243	17,845
Trust 2002-52, Cl. SD, 39.686%, 9/25/32[4]	196,221	20,675
Trust 2002-77, Cl. SH, 45.207%, 12/18/32[4]	96,281	11,620
Trust 2002-84, Cl. SA, 54.817%, 12/25/32[4]	290,291	29,760
Trust 2003-33, Cl. SP, 62.33%, 5/25/33[4]	325,226	34,827
Trust 2003-4, Cl. S, 50.418%, 2/25/33[4]	190,732	20,147
Trust 2003-89, Cl. XS, 66.925%, 11/25/32[4]	57,478	3,736
Trust 2004-54, Cl. DS, 51.606%, 11/25/30[4]	157,453	19,772
Trust 2005-40, Cl. SA, 76.253%, 5/25/35[4]	368,926	35,344
Trust 2005-6, Cl. SE, 88.997%, 2/25/35[4]	488,981	45,712
Trust 2005-71, Cl. SA, 74.882%, 8/25/25[4]	461,353	43,978
Trust 2005-87, Cl. SE, 90.029%, 10/25/35[4]	1,110,590	99,419
Trust 2005-87, Cl. SG, 99.999%, 10/25/35[4]	904,373	94,894
Trust 222, Cl. 2, 16.364%, 6/1/23[4]	290,688	40,187
Trust 240, Cl. 2, 20.265%, 9/1/23[4]	347,731	47,726
Trust 252, Cl. 2, 19.497%, 11/1/23[4]	233,023	44,040
Trust 273, Cl. 2, 14.646%, 8/1/26[4]	64,827	12,718
Trust 319, Cl. 2, 5.953%, 2/1/32[4]	66,351	11,695
Trust 321, Cl. 2, 0.98%, 4/1/32[4]	759,245	136,115
Trust 331, Cl. 9, 15.30%, 2/1/33[4]	191,053	29,070
Trust 334, Cl. 17, 22.198%, 2/1/33[4]	123,750	14,888
Trust 334, Cl. 3, (15.137)%, 7/1/33[4]	25,969	3,179
Trust 338, Cl. 2, (6.801)%, 7/1/33[4]	174,507	27,686
Trust 339, Cl. 12, 3.909%, 7/1/33[4]	192,074	27,541
Trust 339, Cl. 7, (7.336)%, 7/1/33[4]	571,566	64,003
Trust 339, Cl. 8, (7.298)%, 8/1/33[4]	15,450	1,914
Trust 343, Cl. 13, 6.355%, 9/1/33[4]	158,638	25,076
Trust 345, Cl. 9, 2.403%, 1/1/34[4]	279,968	49,059
Trust 351, Cl. 10, 3.464%, 4/1/34[4]	24,672	3,175
Trust 351, Cl. 11, (0.318)%, 11/1/34[4]	39,968	5,163
Trust 351, Cl. 8, 2.745%, 4/1/34[4]	83,205	11,304
Trust 356, Cl. 10, (2.058)%, 6/1/35[4]	72,289	8,877
Trust 356, Cl. 12, (3.812)%, 2/1/35[4]	44,000	5,305
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued Trust 362, Cl. 12, 1.301%, 8/1/35[4]	358,947	55,175
Trust 362, Cl. 13, (0.567)%, 8/1/35[4]	198,189	27,774
Trust 364, Cl. 16, 0.008%, 9/1/35[4]	194,396	29,871
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.911%, 9/25/23[5]	95,723	86,548

		23,459,553
GNMA/Guaranteed—1.9%
Government National Mortgage Assn.:
4.50%, 7/1/24[6]	1,425,000	1,422,774
7%, 1/30/24	87,684	95,375
7.50%, 1/30/10-6/30/24	108,335	118,905
8%, 5/30/17	40,372	44,244
8.50%, 8/1/17-12/15/17	38,247	41,430
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 77.475%, 1/16/27[4]	166,743	19,596
Series 2002-15, Cl. SM, 69.603%,2/16/32[4]	197,508	25,750
Series 2002-76, Cl. SY, 71.058%, 12/16/26[4]	417,900	48,359
Series 2004-11, Cl. SM, 52.623%, 1/17/30[4]	136,761	16,852
Series 2006-47, Cl. SA, 58.777%, 8/16/36[4]	417,713	43,102

		1,876,387

Non-Agency—4.8%
Commercial—3.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45	770,000	399,021
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50	575,000	520,578
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.299%, 12/1/49[2]	330,000	178,059
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	218,893	150,546
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	143,012	116,788
F4 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

Commercial Continued
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass- Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	$155,010	$111,643
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.124%, 11/1/37[2]	106,168	67,041
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39	211,691	211,233
Series 2005-C4, Cl. AM, 5.513%, 11/1/45[2]	210,000	134,070
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2001-LIBA, Cl. B, 6.733%, 2/10/16	180,000	193,831
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	190,000	121,067
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	95,000	86,026
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49[2]	110,000	101,576
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31	430,000	417,121
Series 2006-C1, Cl. AM, 5.217%, 2/11/31[2]	430,000	271,213
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	297,535	227,980
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	84,000	78,020

		3,385,813

Manufactured Housing—0.4%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.071%, 3/25/36[2]	672,258	439,137
Multifamily—0.4%
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.981%, 12/25/34[2]	147,422	131,445
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.581%, 9/25/34[2]	124,436	108,279
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36[2]	166,064	112,911

		352,635

Residential—0.6%
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 6.299%, 12/1/49[2]	160,000	131,252
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 5A3, 5.122%, 1/1/33[2]	134,080	113,877
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[2]	240,000	116,657
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	125,420	92,575
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	113,801	108,259
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	12,863	12,527
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.36%, 9/1/34[2]	58,908	48,515

		623,662

Total Mortgage-Backed Obligations (Cost $30,954,634)		30,137,187

U.S. Government Obligations—0.8%
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14	430,000	423,859
Federal National Mortgage Assn. Nts., 2.50%, 5/15/14	360,000	354,473

Total U.S. Government Obligations (Cost $788,599)		778,332

Non-Convertible Corporate Bonds and Notes—10.8%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	160,000	183,722
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	90,000	88,427
F5 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
American Express Co., 8.125% Sr. Unsec. Nts., 5/20/19	$57,000	$59,251
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	130,000	34,125
Analog Devices, Inc., 5% Sr. Unsec. Nts., 7/1/14	38,000	38,123
Anheuser-Busch InBev Worldwide, Inc.:
8% Sr. Nts., 11/15/39[8]	40,000	43,682
8.20% Sr. Unsec. Unsub. Nts., 1/15/39[8]	140,000	156,192
AT&T Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	205,000	198,518
Atmos Energy Corp., 8.50% Sr. Unsec. Nts., 3/15/19	45,000	52,636
Axa SA, 6.379% Sub. Perpetual Bonds[8,9]	130,000	83,402
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19[8]	95,000	97,305
Barclays Bank plc, 6.278% Perpetual Bonds[9]	80,000	43,271
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35	85,000	79,762
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	112,000	109,133
8.50% Sr. Unsec. Nts., 6/15/19	85,000	89,030
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09[3]	200,000	200,250
CenturyTel, Inc., 8.375% Sr. Unsec. Nts., Series H, 10/15/10	70,000	73,348
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10	160,000	136,013
Citigroup, Inc.:
5.50% Unsec. Sub. Nts., 2/15/17	120,000	97,923
5.625% Unsec. Sub. Nts., 8/27/12	80,000	74,972
6.125% Sub. Nts., 8/25/36	105,000	78,320
8.30% Jr. Sub. Bonds, 12/21/57[2]	45,000	35,146
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	65,000	76,146
Comcast Cable Communications, Inc., 8.875% Unsub. Nts., 5/1/17	110,000	129,508
ConAgra Foods, Inc., 7% Nts., 4/15/19	90,000	98,842
ConocoPhillips, 6.50% Sr. Unsec. Nts., 2/1/39	40,000	42,664
Covidien International Finance SA, 6.55% Sr. Unsec. Unsub. Nts., 10/15/37	95,000	105,460
Credit Suisse New York, 6% Unsec. Sub. Nts., 2/15/18	120,000	119,998
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19	150,000	163,189
Daimler Finance North America LLC, 6.50% Sr. Unsec. Unsub. Nts., 11/15/13	100,000	101,787
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	55,000	66,872
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10[2]	96,000	100,990
Duke Energy Carolinas LLC, 6.10% Sr. Unsec. Unsub. Nts., 6/1/37	90,000	94,397
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	110,000	115,341
Exelon Generation Co. LLC, 6.20% Sr. Nts., 10/1/17	58,000	57,816
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub. Nts., 7/1/15	105,000	105,524
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10	340,000	325,773
Genentech, Inc., 5.25% Sr. Unsec. Unsub. Nts., 7/15/35	110,000	102,691
General Electric Capital Corp.:
5.45% Sr. Unsec. Nts., Series A, 1/15/13	160,000	164,393
5.875% Unsec. Unsub. Nts., 1/14/38	75,000	59,461
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	182,000	147,073
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Nts., 2/15/19	65,000	69,720
Home Depot, Inc. (The), 5.40% Sr. Nts., 3/1/16	69,000	68,985
Hospira, Inc., 6.40% Sr. Unsec. Unsub. Nts., 5/15/15	20,000	21,089
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	190,000	100,543
John Deere Capital Corp., 5.75% Sr. Nts., 9/10/18	90,000	91,995
JPMorgan Chase & Co.:
5.125% Unsec. Sub. Nts., 9/15/14	85,000	84,722
7.90% Perpetual Bonds, Series 1[9]	190,000	166,731
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	205,000	191,273
Kinder Morgan Energy Partners LP, 9% Sr. Unsec. Nts., 2/1/19	85,000	96,840
Kraft Foods, Inc., 6.875% Sr. Unsec. Unsub. Nts., 2/1/38	75,000	79,488
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[3,10]	814,000	81
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	365,000	339,607
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36[2]	90,000	64,519
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10	190,000	192,451
F6 | TOTAL RETURN PORTFOLIO

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	$100,000	$93,232
7.30% Sr. Unsec. Nts., 5/13/19	215,000	223,336
News America, Inc., 6.65% Sr. Unsec. Unsub. Nts., 11/15/37	95,000	85,607
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	95,000	87,437
Noble Energy, Inc., 8.25% Sr. Unsec. Nts., 3/1/19	110,000	125,365
Nokia Corp., 5.375% Sr. Unsec. Nts., 5/15/19	100,000	101,366
Oncor Electric Delivery Co.:
5.95% Sec. Bonds, 9/1/13	65,000	67,717
6.375% Sr. Sec. Nts., 1/15/15	70,000	73,307
Oracle Corp., 6.125% Sr. Unsec. Nts., 7/8/39[6]	95,000	93,993
Pacific Gas & Electric Co., 6.25% Sr. Unsec. Unsub. Nts., 3/1/39	65,000	69,632
Petro-Canada, 5.95% Sr. Unsec. Unsub. Bonds, 5/15/35	55,000	49,672
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13[8]	116,043	119,005
Plains All American Pipeline LP, 6.50% Sr. Unsec. Unsub. Nts., 5/1/18	120,000	121,632
PNC Funding Corp., 5.25% Gtd. Unsec. Sub. Nts., 11/15/15	120,000	114,290
Pride International, Inc., 8.50% Sr. Nts., 6/15/19	115,000	114,138
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[8]	105,000	100,670
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[8]	105,000	95,572
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	200,000	193,328
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11	19,000	20,737
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11	65,000	68,871
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11	95,000	100,471
Schering-Plough Corp., 6% Sr. Unsec. Nts., 9/15/17	95,000	101,327
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16	55,000	57,485
9.80% Sr. Unsec. Nts., 2/15/19	85,000	103,113
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	77,000	81,467
Target Corp., 7% Bonds, 1/15/38	100,000	106,789
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts., 10/1/10	196,000	198,065
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10	95,000	100,251
Telus Corp., 8% Nts., 6/1/11	150,000	161,085
TEPPCO Partners LP, 6.125% Nts., 2/1/13	215,000	214,408
Time Warner Cable, Inc., 7.30% Sr. Nts., 7/1/38	40,000	41,756
Time Warner Cos., Inc., 9.125% Debs., 1/15/13	140,000	154,294
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	55,000	61,678
Tyco International Ltd./ Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	202,000	191,354
Union Pacific Corp.:
5.75% Sr. Unsec. Unsub. Nts., 11/15/17	55,000	55,533
6.125% Sr. Unsec. Nts., 2/15/20	105,000	109,087
United Health Group, Inc., 6% Sr. Unsec. Nts., 2/15/18	45,000	43,259
Vale Overseas Ltd.:
6.25% Nts., 1/23/17	75,000	75,986
6.875% Bonds, 11/21/36	120,000	114,432
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	15,000	14,330
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	160,000	156,983
Viacom, Inc.:
6.25% Sr. Unsec. Nts., 4/30/16	45,000	44,388
6.875% Sr. Unsec. Nts., 4/30/36	85,000	78,466
Wachovia Corp., 5.625% Sub. Nts., 10/15/16	50,000	47,835
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11	95,000	97,440
Wells Fargo Capital X, 5.95% Unsec. Sub. Bonds, 12/15/36	165,000	122,447
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32	80,000	80,598
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	105,000	93,137
6% Sr. Unsec. Unsub. Nts., 10/15/15	74,000	65,634
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37[6,8]	53,000	42,334
XTO Energy, Inc., 6.50% Sr. Unsec. Unsub. Nts., 12/15/18	37,000	39,766

Total Non-Convertible Corporate Bonds and Notes (Cost $11,543,650)		10,772,625
F7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Companies—2.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[11,13]	908,965	$908,965

Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[11,12]	1,473,719	1,473,719

Total Investment Companies (Cost $2,382,684)		2,382,684

Total Investments, at Value (Cost $122,131,435)	114.0%	113,784,398

Liabilities in Excess of Other Assets	(14.0)	(13,988,349)

Net Assets	100.0%	$99,796,049

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $556,068, which represents 0.56% of the Portfolio’s net assets. See Note 6 of accompanying Notes.

4.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,957,752 or 1.96% of the Portfolio’s net assets as of June 30, 2009.

5.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $147,392 or 0.15% of the Portfolio’s net assets as of June 30, 2009.

6.	When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See Note 1 of accompanying Notes.

7.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $568,191. See Note 5 of accompanying Notes.

8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $738,162 or 0.74% of the Portfolio’s net assets as of June 30, 2009.

9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	Issue is in default. See Note 1 of accompanying Notes.

11.	Rate shown is the 7-day yield as of June 30, 2009.

12.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	7,528,935	25,907,495	31,962,711	1,473,719

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$1,473,719	$21,993
13.      Interest rate less than 0.0005%.
F8 | TOTAL RETURN PORTFOLIO

Valuation Inputs
Various data inputs are used in determining the value of each of the Portfolio’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Portfolio’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

	Level 1—	Level 2—	Level 3—
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$4,614,984	$—	$—	$4,614,984
Consumer Staples	8,568,479	—	—	8,568,479
Energy	5,304,994	—	—	5,304,994
Financials	12,785,135	—	—	12,785,135
Health Care	9,564,860	—	—	9,564,860
Industrials	7,670,212	—	—	7,670,212
Information Technology	9,449,782	—	—	9,449,782
Materials	2,206,016	—	—	2,206,016
Telecommunication Services	3,545,611	—	—	3,545,611
Utilities	2,860,633	—	—	2,860,633
Asset-Backed Securities	—	3,142,864	—	3,142,864
Mortgage-Backed Obligations	—	30,137,187	—	30,137,187
U.S. Government Obligations	—	778,332	—	778,332
Non-Convertible Corporate Bonds and Notes	—	10,772,625	—	10,772,625
Investment Companies	2,382,684	—	—	2,382,684

Total Investments, at Value	68,953,390	44,831,008	—	113,784,398
Swaps	—	14,014	—	14,014
Futures	3,118	—	—	3,118

Total Assets	$68,956,508	$44,845,022	$—	$113,801,530

Liabilities Table
Other Financial Instruments:
Swaps	$—	$(24,010)	$—	$(24,010)
Futures	(8,848)	—	—	(8,848)

Total Liabilities	$(8,848)	$(24,010)	$—	$(32,858)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Portfolios investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Futures Contracts as of June 30, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	17	9/21/09	$2,012,109	$45,580
U.S. Treasury Nts., 2 yr.	Sell	26	9/30/09	5,621,688	(15,116)
U.S. Treasury Nts., 5 yr.	Sell	11	9/30/09	1,261,906	12,488
U.S. Treasury Nts., 10 yr.	Buy	26	9/21/09	3,022,906	40,384

					$83,336

F9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts as of June 30, 2009 are as follows:

		Buy/Sell	Notional	Receive
Swap		Credit	Amount	Fixed	Termination
Reference Entity	Counterparty	Protection	(000s)	Rate	Date	Value

Inco Ltd.:
	Morgan Stanley Capital Services, Inc.	Buy	$240	0.63%	3/20/17	$5,807
	Morgan Stanley Capital Services, Inc.	Buy	240	0.70	3/20/17	4,694

		Total	480			10,501

Merrill Lynch & Co., Inc.:
	Barclays Bank plc	Sell	460	4.15	9/20/09	2,342
	Credit Suisse International	Sell	230	4.15	9/20/09	1,171

		Total	690			3,513

Vale Overseas:
	Morgan Stanley Capital Services, Inc.	Sell	240	1.10	3/20/17	(12,549)
	Morgan Stanley Capital Services, Inc.	Sell	240	1.17	3/20/17	(11,461)

		Total	480			(24,010)

			Grand Total Buys			10,501
			Grand Total Sells			(20,497)

			Total Credit Default Swaps			$(9,996)

The table that follows shows the undiscounted maximum potential payment by the Portfolio related to selling credit protection in credit default swaps:

	Total Maximum Potential
Type of Reference Asset on which	Payments for Selling Credit		Reference Asset
the Portfolio Sold Protection	Protection (Undiscounted)	Amount Recoverable*	Rating Range**

Investment Grade Single Name Corporate Debt	$1,170,000	$—	A to BBB+

*	The Portfolio has no amounts recoverable from related purchased protection. In addition, the Portfolio has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Portfolio.
Swap Summary as of June 30, 2009 is as follows:
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Portfolio has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

	Swap Type from	Notional
Swap Counterparty	Portfolio Perspective	Amount (000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$460	$2,342
Credit Suisse International	Credit Default Sell Protection	230	1,171
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	480	10,501
	Credit Default Sell Protection	480	(24,010)

			(13,509)

		Total Swaps	$(9,996)

See accompanying Notes to Financial Statements.
F10 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $120,657,716)	$112,310,679
Affiliated companies (cost $1,473,719)	1,473,719

113,784,398
Swaps, at value	14,014
Receivables and other assets:
Investments sold (including $1,494,357 sold on a when-issued or delayed delivery basis)	2,882,058
Interest, dividends and principal paydowns	465,984
Terminated investment contracts	12,228
Futures margins	3,118
Shares of capital stock sold	1,632
Other	13,856

Total assets	117,177,288

Liabilities
Swaps, at value	24,010
Payables and other liabilities:
Investments purchased (including $15,833,895 purchased on a when-issued or delayed delivery basis)	17,281,774
Shares of capital stock redeemed	29,981
Futures margins	8,848
Transfer and shareholder servicing agent fees	8,225
Shareholder communications	6,839
Directors’ compensation	5,100
Other	16,462

Total liabilities	17,381,239

Net Assets	$99,796,049

Composition of Net Assets
Par value of shares of capital stock	$110,115
Additional paid-in capital	247,968,504
Accumulated net investment income	2,289,634
Accumulated net realized loss on investments	(142,298,507)
Net unrealized depreciation on investments	(8,273,697)

Net Assets—applicable to 110,115,042 shares of capital stock outstanding	$99,796,049

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$0.91
See accompanying Notes to Financial Statements.
F11 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Interest (net of foreign withholding taxes of $63)	$1,425,837
Dividends:
Unaffiliated companies	1,054,978
Affiliated companies	21,993

Total investment income	2,502,808

Expenses
Management fees	302,868
Transfer and shareholder servicing agent fees	19,909
Legal, auditing and other professional fees	18,605
Accounting service fees	7,500
Directors’ compensation	5,451
Shareholder communications	4,374
Custodian fees and expenses	472
Other	4,280

Total expenses	363,459
Less waivers and reimbursements of expenses	(31,306)

Net expenses	332,153

Net Investment Income	2,170,655

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	(19,624,746)
Closing and expiration of futures contracts	(607,790)
Swap contracts	(2,359,705)

Net realized loss	(22,592,241)
Net change in unrealized appreciation (depreciation) on:
Investments	19,192,182
Futures contracts	(56,291)
Swap contracts	113,122

Net change in unrealized depreciation	19,249,013

Net Decrease in Net Assets Resulting from Operations	$(1,172,573)

See accompanying Notes to Financial Statements.
F12 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$2,170,655	$6,475,405
Net realized loss	(22,592,241)	(46,746,462)
Net change in unrealized depreciation	19,249,013	(34,862,630)

Net decrease in net assets resulting from operations	(1,172,573)	(75,133,687)

Dividends and/or Distributions to Shareholders
Dividends from net investment income	—	(5,766,300)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions	(9,354,911)	(24,826,588)

Net Assets
Total decrease	(10,527,484)	(105,726,575)
Beginning of period	110,323,533	216,050,108

End of period (including accumulated net investment income of $2,289,634 and $118,979, respectively)	$99,796,049	$110,323,533

See accompanying Notes to Financial Statements.
F13 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009				Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$0.91	$1.53	$1.49	$1.37	$1.34	$1.25

Income (loss) from investment operations:
Net investment income[1]	.02	.05	.04	.04	.03	.03
Net realized and unrealized gain (loss)	(.02)	(.63)	.04	.12	.03	.09

Total from investment operations	—	(.58)	.08	.16	.06	.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.04)	(.04)	(.04)	(.03)	(.03)

Net asset value, end of period	$0.91	$0.91	$1.53	$1.49	$1.37	$1.34

Total Return, at Net Asset Value[2]	0.00%	(38.65)%	5.82%	11.70%	4.78%	9.47%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$100	$110	$216	$240	$261	$303

Average net assets (in millions)	$98	$170	$231	$247	$277	$311

Ratios to average net assets:[3]
Net investment income	4.48%	3.82%	2.84%	2.74%	2.34%	2.00%
Total expenses	0.75%[4]	0.68%[4]	0.68%[4]	0.66%[4]	0.69%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%	0.68%	0.68%	0.66%	0.68%	0.66%

Portfolio turnover rate[5]	72%	121%	107%	151%	149%	144%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	0.75%
Year Ended December 31, 2008	0.68%
Year Ended December 31, 2007	0.68%
Year Ended December 31, 2006	0.66%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$108,548,765	$113,287,248
Year Ended December 31, 2008	$257,388,353	$252,164,734
Year Ended December 31, 2007	$184,746,936	$185,640,788
Year Ended December 31, 2006	$299,867,320	$323,936,795
Year Ended December 31, 2005	$557,799,525	$563,615,189
Year Ended December 31, 2004	$739,617,290	$758,374,784
See accompanying Notes to Financial Statements.
F14 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Total Return Portfolio (the “Portfolio”) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio’s investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.
     The following is a summary of significant accounting policies consistently followed by the Portfolio.
Securities Valuation. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain
F15 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Portfolio may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio’s net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2009, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$15,833,895
Sold securities	1,494,357
The Portfolio may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Portfolio purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Portfolio’s market value of investments relative to its net assets which can incrementally increase the volatility of the Portfolio’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Portfolio maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
F16 | TOTAL RETURN PORTFOLIO

Credit Risk. The Portfolio invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $81 representing less than 0.005% of the Portfolio’s net assets, were in default.
Foreign Currency Translation. The Portfolio’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio’s investment in IMMF.
Federal Taxes. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2008, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Portfolio had available for federal income tax purposes post-October losses of $18,176,308 and unused capital loss carryforwards as follows:

Expiring

2009	$17,577,427
2010	70,023,891
2016	13,978,418

Total	$101,579,736

As of June 30, 2009, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $142,348,285 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Portfolio will not utilize any capital loss carryforward to offset realized capital gains.
F17 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$124,034,179
Federal tax cost of other investments	(1,931,914)

Total federal tax cost	$122,102,265

Gross unrealized appreciation	$4,434,837
Gross unrealized depreciation	(14,611,278)

Net unrealized depreciation	$(10,176,441)

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Portfolio’s fiscal year end. Therefore, a portion of the Portfolio’s distributions made to shareholders prior to the Portfolio’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F18 | TOTAL RETURN PORTFOLIO

Indemnifications. The Portfolio’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Sold	876,063	$753,729	857,165	$1,094,622
Dividends and/or distributions reinvested	—	—	4,303,209	5,766,300
Redeemed	(12,140,109)	(10,108,640)	(25,110,984)	(31,687,510)

Net decrease	(11,264,046)	$(9,354,911)	(19,950,610)	$(24,826,588)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$62,895,337	$62,963,177
U.S. government and government agency obligations	788,599	—
To Be Announced (TBA) mortgage-related securities	108,548,765	113,287,248
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Portfolio pays the Manager a management fee based on the daily net assets of the Portfolio at an annual rate as shown in the following table:

Fee Schedule

Up to $600 million	0.625%
Over $600 million	0.450
Accounting Service Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. For the six months ended June 30, 2009, the Portfolio paid $12,544 to OFS for services to the Portfolio.
Waivers and Reimbursements of Expenses. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Portfolio’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 0.80%. During the six months ended June 30, 2009, the Manager waived $7,041. This voluntary undertaking may be amended or withdrawn at any time.
F19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Effective April 1, 2009 through March 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.09% of the Portfolio’s average annual net assets. During the six months ended June 30, 2009, the Manager waived $21,941. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.
     Prior to May 1, 2009, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio.
     The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio’s investment in IMMF. During the six months ended June 30, 2009, the Manager waived $2,324 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Portfolio’s investment objectives not only permit the Portfolio to purchase investment securities, they also allow the Portfolio to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Portfolio to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Portfolio’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Portfolio. Typically, the associated risks are not the risks that the Portfolio is
F20 | TOTAL RETURN PORTFOLIO

attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. The Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Portfolio intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2009, the maximum amount of loss that the Portfolio would incur if the counterparties to its derivative transactions failed to perform would be $14,014, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Portfolio has entered into master netting arrangements, established within the Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Portfolio to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Portfolio would incur taking into account these master netting arrangements would be $3,513 as of June 30, 2009.
Credit Related Contingent Features. The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of June 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $13,509. If a contingent feature would have been triggered as of June 30, 2009, the Portfolio could have been required to pay this amount in cash to its counterparties. The Portfolio did not hold or post collateral for its derivative transactions.
Valuations of derivative instruments as of June 30, 2009 are as follows:

Derivatives Not
Accounted for as	Asset Derivatives			Liability Derivatives
Hedging Instruments	Statement of Assets			Statement of Assets
under Statement 133(a)	and Liabilities Location	Value		and Liabilities Location	Value

Interest rate contracts	Futures margins	$3,118	*	Futures margins	$8,848	*
Credit contracts	Swaps, at value	14,014		Swaps, at value	24,010

Total		$17,132			$32,858

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivative
Derivatives Not
Accounted for as
Hedging Instruments	Closing and expiration
under Statement 133(a)	of futures contracts	Swap contracts	Total

Interest rate contracts	$(607,790)	$—	$(607,790)
Credit contracts	—	(2,359,705)	(2,359,705)

Total	$(607,790)	$(2,359,705)	$(2,967,495)

F21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Amount of Change in Unrealized Gain or Loss Recognized on Derivative
Derivatives Not
Accounted for as
Hedging Instruments
under Statement 133(a)	Futures contracts	Swap contracts	Total

Interest rate contracts	$(56,291)	$—	$(56,291)
Credit contracts	—	113,122	113,122

Total	$(56,291)	$113,122	$56,831

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
     Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Portfolio has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Portfolio has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.
Swap Contracts
The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Portfolio to substantial risk in the isolated market risk factor.
F22 | TOTAL RETURN PORTFOLIO

     Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Portfolio may enter into credit default swaps either by buying or selling protection on a single securityor a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Portfolio has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     The Portfolio has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Portfolio has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer. The intent of a pairs trade is to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
     The Portfolio has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Portfolio has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Portfolio to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
F23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Portfolio has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Portfolio to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
     Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.
     As of June 30, 2009, the Portfolio had no such total return swap agreements outstanding.
6. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Portfolio has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Portfolio. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Portfolio), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Portfolio, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F24 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities (“portfolio proxies”) held by the Portfolio. A description of the Portfolio’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Portfolio is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio’s voting record is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
7 | TOTAL RETURN PORTFOLIO

TOTAL RETURN PORTFOLIO
A Series of Panorama Series Fund, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
John V. Murphy, Director, President and Principal Executive Officer
David Schmidt, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Peter A. Strzalkowski, Vice President and Portfolio Manager
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

Before investing, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, or calling us at 1.800.981.2871. Read prospectuses carefully before investing.

The financial statements included herein have been taken from the records of the Portfolio without examination of those records by the independent registered public accounting firm.

©Copyright 2009 OppenheimerFunds, Inc. All rights reserved.

June 30, 2009

Oppenheimer

International Growth Fund/VA

A Series of Panorama Series Fund, Inc.

Semiannual Report

SEMIANNUAL REPORT

Investment Strategy Discussion

Listing of Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Fund Objective. The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.
Cumulative Total Returns
For the 6-Month Period Ended 6/30/09

Non-Service Shares	12.24%
Service Shares	12.22
Average Annual Total Returns
For the Periods Ended 6/30/09

	1-Year	5-Year	10-Year

Non-Service Shares	–27.76%	4.65%	3.29%

			Since
			Inception
	1-Year	5-Year	(3/19/01)

Service Shares	–28.06%	4.38%	2.45%
Expense Ratios
For the Fiscal Year Ended 12/31/08

	Gross	Net
	Expense Ratios	Expense Ratios

Non-Service Shares	1.12%	1.00%
Service Shares	1.35	1.25
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. For performance data current to the most recent month end, call us at 1.800.981.2871. The Fund’s total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same portfolio managers and/or similar names. The Fund’s total returns do not include the charges associated with the separate account products that offer this Fund. Performance would have been lower if such charges were taken into account. The expense ratios in the table are based on the Fund’s expenses during its fiscal year ended December 31, 2008, but have been restated as if the changes in the transfer agent fee structure and voluntary limits to the Fund’s total annual operating expenses that went into effect May 1, 2009 had been in effect during that entire fiscal year. The net expense ratios take into account a voluntary fee waiver or expense reimbursement, without which performance would have been less. This undertaking may be modified or terminated at any time.
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on the total market value of investments.

Top Ten Common Stock Holdings

Autonomy Corp. plc	3.0%
Capita Group plc	2.6
Telefonaktiebolaget LM Ericsson, B Shares	1.9
Nidec Corp.	1.9
Sonic Healthcare Ltd.	1.8
ABB Ltd.	1.7
Tandberg ASA	1.7
Infosys Technologies Ltd.	1.6
BG Group plc	1.6
Nintendo Co. Ltd.	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2009, and are based on net assets.
2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Narrative by George R. Evans, Portfolio Manager
The Fund’s Non-Service shares returned 12.24% for the 6 months ended June 30, 2009, outperforming its benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which returned 7.95%.
     As of the reporting period’s end, most economic data has painted a picture of continued economic decline, though some indicators have demonstrated slowed deterioration. Market performance in the face of this negative economic news has been robust, and the markets have rallied over the last few months of the reporting period. For the six-months ended June 30, 2009, the MSCI World Index rose 6.35% and the MSCI World excluding USA Index returned 9.32%.
     In terms of individual holdings, contributors to Fund performance during the reporting period included information technology stocks Autonomy Corp. plc, the Fund’s largest equity holding at period end, and Tandberg ASA, a top ten holding of the Fund at period end; within materials, Impala Platinum Holdings Ltd.; and within financials, Tullett Prebon plc. The Fund’s overweight position to Autonomy versus the MSCI EAFE Index benefited relative performance as the enterprise software company had a stellar reporting period. Licensing for the company’s software continues to grow at industry-leading levels, driven by regulatory demand in the banking, insurance and pharmaceutical industries. Autonomy’s products allow users to search unstructured information, which typically makes up 80% of an average company’s total data.
     Tandberg, a Norwegian video conferencing solutions provider, also performed well over the reporting period and our overweight position added to Fund performance. The company continues to win market share in terms of units sold. We believe Tandberg is a quality company because of structural growth in videoconferencing, which clearly allows companies to cut travel costs and improve productivity.
     Impala Platinum, the South African miner, had a strong reporting period. The market responded to a renewed interest in platinum as an investment vehicle and the spot price of platinum rose significantly over the period. An anticipated recovery in jewelry demand also drove the share’s performance. We expect industrial demand for platinum to rise with tighter environmental standards (platinum is a key input for catalytic converters, a device used to reduce the toxicity of emissions from internal combustion engines).
     Within financials, the Fund’s overweight position to Tullett Prebon plc also benefitted performance, as it performed well over the reporting period. Tullett Prebon is an intermediary in wholesale financial markets facilitating the trading activities of its clients, in particular commercial and investment banks.
     A few detractors to Fund performance included Yahoo! Japan Corp., NeuroSearch AS, Synthes, Inc. and Barry Callebaut AG. Our overweight position to these four securities hurt relative performance versus the MSCI EAFE Index. Yahoo! Japan, that country’s largest web portal, declined over the reporting period. Declining advertisement revenues were largely to blame, as Japan’s economy struggled.
     NeuroSearch, a biopharmaceutical company specializing in central nervous system disorders such as Parkinson’s disease, also declined over the period. NeuroSearch, together with GlaxoSmithKline plc, the company’s partner in the development of a drug to treat depression, halted development of one of its compounds after disappointing Phase II results.
     Synthes, Inc. is a Swiss manufacturer of orthopedic implants used in trauma surgery, including screws, plates, and external fixation devices. The stock dropped over the period after the company missed a double-digit expectation for revenue growth. Lower demand for procedures and pricing pressure has affected sales in North America. Our overweight position to Barry Callebaut AG, a global manufacturer of high-quality cocoa and chocolate, hurt relative performance, as it had a rough reporting period.
3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
     In our opinion, we could see the end of the recession in the United States and the beginnings of recovery for much of Europe and other developed markets in the second half of 2009. It is unlikely, however, that household consumption will reach pre-financial crisis levels. Household wealth has been damaged by falling asset prices, particularly of homes in Europe and elsewhere, and the ability of individuals to collateralize their assets will be less that it was before.
     As borrowing has become more difficult in the current market environment, we believe companies will need to use other methods to generate revenue, such as cutting costs or raising prices. Average world GDP growth is likely to be lower over the next ten years, compared to the decade prior. For instance, in the past, the combination of a strong replacement cycle in the developed world (driven by easy credit) and powerful growth in emerging markets drove revenue at capital goods companies to unprecedented levels. For the foreseeable future, companies will need to grow by continuing to be innovative and demonstrating that they can generate a return on equity without the use of cheap bank financing. We think many companies will continue to deleverage and those with stronger balance sheets should encounter opportunities to capture market share from their weaker competitors or acquire their rivals altogether.
     Our portfolio remains geared to the long term. This perspective guides our investment decisions. Using our thematic-based investment strategies, we select stocks that, in our opinion, have tailwinds that can help propel their long-term growth. Many of the companies in the portfolio are what we see as distinct firms in industries with attractive competitive dynamics.
     As always, we urge shareholders to keep in mind the added volatility and risk—including currency fluctuation, foreign taxes, and economic and political instability—that investing in the securities of international markets entails.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor or calling us at 1.800.981.2871. Read the prospectus carefully before investing.
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	January 1, 2009	June 30, 2009	June 30, 2009

Non-Service shares	$1,000.00	$1,122.40	$5.33
Service shares	1,000.00	1,122.20	6.76

Hypothetical (5% return before expenses)
Non-Service shares	1,000.00	1,019.79	5.07
Service shares	1,000.00	1,018.45	6.43
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2009 are as follows:

Class	Expense Ratios
Non-Service shares	1.01%
Service shares	1.28
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

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6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Shares	Value

Common Stocks—93.4%
Consumer Discretionary—11.6%
Automobiles—2.0%
Bayerische Motoren Werke (BMW) AG	24,952	$942,020
Honda Motor Co.	116,020	3,176,760
Toyota Motor Corp.	88,898	3,360,726

		7,479,506

Diversified Consumer Services—0.4%
Dignity plc	144,920	1,435,300
Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	98,000	2,525,460
Enterprise Inns plc	479,790	988,199
William Hill plc	752,462	2,450,100

		5,963,759

Household Durables—0.5%
SEB SA	47,408	1,961,949
Media—1.8%
British Sky Broadcasting Group plc	143,558	1,074,624
Grupo Televisa SA, Sponsored GDR	114,000	1,938,000
Vivendi SA	87,400	2,088,659
Zee Entertainment Enterprises Ltd.	459,000	1,698,314

		6,799,597

Multiline Retail—0.2%
Pinault-Printemps-Redoute SA	11,720	956,156
Specialty Retail—1.7%
Hennes & Mauritz AB, Cl. B	33,300	1,661,838
Industria de Diseno Textil SA	98,800	4,736,046

		6,397,884

Textiles, Apparel & Luxury Goods—3.4%
Burberry Group plc	506,858	3,537,991
Compagnie Financiere Richemont SA, Cl. A	83,035	1,725,581
Geox SpA	107,300	768,077
Luxottica Group SpA[1]	113,300	2,356,380
LVMH Moet Hennessey Louis Vuitton	29,150	2,224,598
Swatch Group AG (The), Cl. B	12,977	2,081,718

		12,694,345

Consumer Staples—6.5%
Beverages—2.0%
C&C Group plc	635,472	2,146,168
Heineken NV	44,300	1,643,158
Pernod-Ricard SA	60,770	3,825,246

		7,614,572

Food & Staples Retailing—0.6%
Woolworths Ltd.	107,351	2,269,984
Food Products—2.9%
Aryzta AG1	35,280	1,133,194
Barry Callebaut AG	9,718	5,299,264
Nestle SA	55,203	2,078,972
Unilever plc	98,420	2,305,745

		10,817,175

Household Products—0.7%
Reckitt Benckiser Group plc	53,168	2,419,471
Personal Products—0.3%
L’Oreal SA	16,490	1,232,418
Energy—5.1%
Energy Equipment & Services—1.4%
Saipem SpA	45,800	1,118,009
Technip SA	85,210	4,188,526

		5,306,535

Oil, Gas & Consumable Fuels—3.7%
BG Group plc	348,440	5,854,459
BP plc, ADR	59,900	2,856,032
Total SA	67,780	3,671,136
Tsakos Energy Navigation Ltd.	85,300	1,376,742

		13,758,369

Financials—11.0%
Capital Markets—6.5%
3i Group plc	508,542	2,034,693
BinckBank NV	126,600	1,601,970
Collins Stewart plc	2,031,680	2,406,610
Credit Suisse Group AG	80,596	3,679,133
Deutsche Bank AG	51,082	3,111,027
ICAP plc	738,660	5,499,997
Reinet Investments SCA[1]	8,714	115,522
Swissquote Group Holding SA	20,034	962,756
Tullett Prebon plc	985,130	4,797,369

		24,209,077

Commercial Banks—0.5%
ICICI Bank Ltd., Sponsored ADR	57,125	1,685,188
Insurance—2.9%
Allianz SE	9,733	897,016
AMP Ltd.	326,495	1,279,306
Prudential plc	473,024	3,217,930
QBE Insurance Group Ltd.	351,601	5,610,095

		11,004,347

Real Estate Management & Development—0.6%
Solidere, GDR[2]	25,380	607,851
Solidere, GDR[2,3]	66,720	1,597,944

		2,205,795
F1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Thrifts & Mortgage Finance—0.5%
Housing Development Finance Corp. Ltd.[1]	17,900	$876,130
Paragon Group Cos. plc	917,094	1,152,563

		2,028,693

Health Care—15.5%
Biotechnology—3.3%
CSL Ltd.	201,600	5,222,756
Grifols SA	187,600	3,313,390
Marshall Edwards, Inc.[1,4]	382,300	202,619
Marshall Edwards, Inc., Legend Shares[1,3]	330,600	175,218
NeuroSearch AS1	108,512	2,200,210
NicOx SA1	62,148	778,297
Santhera Pharmaceuticals[1]	19,000	453,776

		12,346,266

Health Care Equipment & Supplies—6.4%
DiaSorin SpA	151,566	3,765,602
Essilor International SA	56,010	2,669,949
Nobel Biocare Holding AG	26,529	581,568
Smith & Nephew plc	263,776	1,950,666
Sonova Holding AG	32,663	2,654,404
Straumann Holding AG	13,365	2,434,249
Synthes, Inc.	53,509	5,165,979
Terumo Corp.	65,200	2,870,122
William Demant Holding AS1	37,700	1,949,467

		24,042,006

Health Care Providers & Services—1.8%
Sonic Healthcare Ltd.	686,958	6,819,760
Health Care Technology—0.1%
Ortivus AB, Cl. B1	279,600	202,959
Life Sciences Tools & Services—0.4%
Art Advanced Research Technologies, Inc.[1]	270,100	16,255
Art Advanced Research Technologies, Inc., Legend Shares[1,4]	898,700	54,085
Art Advanced Research Technologies, Inc., Series 1[1]	360,333	21,685
Art Advanced Research Technologies, Inc., Series 2[1]	113,634	6,839
BTG plc[1]	572,934	1,369,111
Tyrian Diagnostics Ltd.[1]	4,657,849	97,586

		1,565,561

Pharmaceuticals—3.5%
Astellas Pharma, Inc.	28,700	1,013,800
GlaxoSmithKline plc	39,140	688,039
Novogen Ltd.[1]	1,154,071	495,879
Roche Holding AG	40,592	5,517,867
Sanofi-Aventis SA	37,675	2,212,943
Shionogi & Co. Ltd.	92,000	1,777,247
Takeda Pharmaceutical Co. Ltd.	42,400	1,647,521

		13,353,296

Industrials—16.9%
Aerospace & Defense—1.0%
Empresa Brasileira de Aeronautica SA	578,126	2,395,705
European Aeronautic Defense & Space Co.	72,340	1,172,325

		3,568,030

Air Freight & Logistics—0.2%
Toll Holdings Ltd.	151,439	751,339
Commercial Services & Supplies—5.3%
Aggreko plc	376,160	3,208,775
Capita Group plc	814,708	9,576,837
Experian plc	439,238	3,282,560
Prosegur Compania de Seguridad SA	117,600	3,773,006

		19,841,178

Construction & Engineering—2.0%
Koninklijke Boskalis Westminster NV	33,021	748,593
Leighton Holdings Ltd.	57,280	1,078,469
Maire Tecnimont SpA	529,400	1,726,716
Outotec OYJ	43,300	1,030,043
Trevi Finanziaria SpA	161,300	1,874,739
Vinci SA	26,683	1,197,278

		7,655,838

Electrical Equipment—4.3%
ABB Ltd.	412,826	6,489,410
Alstom	83,990	4,971,099
Ceres Power Holdings plc[1]	859,318	2,742,670
Ushio, Inc.	117,700	1,876,977

		16,080,156

Industrial Conglomerates—1.2%
Koninklijke (Royal) Philips Electronics NV	96,500	1,784,424
Siemens AG	40,235	2,789,471

		4,573,895

Machinery—1.2%
Aalberts Industries NV	482,645	3,797,539
Demag Cranes AG	38,874	879,100

		4,676,639

Trading Companies & Distributors—1.7%
Bunzl plc	583,668	4,825,250
Wolseley plc[1]	76,042	1,453,733

		6,278,983
F2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

	Shares	Value

Information Technology—20.8%
Communications Equipment—3.6%
Tandberg ASA	372,100	$6,264,212
Telefonaktiebolaget LM Ericsson, B Shares	740,080	7,238,912

		13,503,124

Computers & Peripherals—0.0%
Logitech International SA1	11,383	158,528
Electronic Equipment & Instruments—5.8%
Hoya Corp.	192,193	3,848,177
Ibiden Co. Ltd.	61,621	1,721,334
Keyence Corp.	25,179	5,124,165
Nidec Corp.	116,800	7,057,867
Nippon Electric Glass Co. Ltd.	107,000	1,192,701
Omron Corp.	86,986	1,250,797
Phoenix Mecano AG	5,598	1,604,875

		21,799,916

Internet Software & Services—1.9%
United Internet AG1	182,480	2,146,072
Yahoo! Japan Corp.	16,159	5,135,334

		7,281,406

IT Services—1.6%
Infosys Technologies Ltd.	159,164	5,902,408
Office Electronics—1.0%
Canon, Inc.	114,350	3,721,746
Software—6.9%
Autonomy Corp. plc[1]	478,350	11,308,901
Compugroup Holding AG1	124,544	1,053,548
Nintendo Co. Ltd.	20,700	5,696,725
Sage Group plc (The)	482,770	1,414,562
SAP AG	68,915	2,764,992
Square Enix Holdings Co. Ltd.	32,494	760,894
Temenos Group AG1	166,507	2,835,009

		25,834,631

Materials—4.5%
Chemicals—1.0%
Filtrona plc	894,605	1,795,598
Sika AG	1,766	1,960,145

		3,755,743

Metals & Mining—3.5%
Impala Platinum Holdings Ltd.	234,300	5,178,983
Rio Tinto plc	69,003	2,402,206
Rio Tinto plc	39,234	1,365,856
Vale SA, ADR, Preference[1]	283,900	4,357,869

		13,304,914

Telecommunication Services—1.1%
Wireless Telecommunication Services—1.1%
KDDI Corp.	429	2,280,044
Vodafone Group plc	890,633	1,717,292

		3,997,336

Utilities—0.4%
Electric Utilities—0.4%
Fortum OYJ	57,900	1,317,478

Total Common Stocks (Cost $339,760,853)		350,573,256

	Units

Rights, Warrants and Certificates—0.0%
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12[1]	7,500	12,911
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $4.35, Exp. 7/11/10[1]	89,460	16,586

Total Rights, Warrants and Certificates (Cost $0)		29,497

	Shares

Investment Companies—6.9%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[5,7]	222,471	222,471
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[5,6]	25,665,654	25,665,654

Total Investment Companies (Cost $25,888,125)		25,888,125

Total Investments, at Value (Cost $365,648,978)	100.3%	376,490,878
Liabilities in Excess of Other Assets	(0.3)	(963,489)

Net Assets	100.0%	$375,527,389

F3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1.	Non-income producing security.

2.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,773,162 or 0.47% of the Fund’s net assets as of June 30, 2009.

4.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2009 was $256,704, which represents 0.07% of the Fund’s net assets, of which $202,619 is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation

Marshall Edwards, Inc.	12/28/05–7/28/08	$1,873,903	$202,619	$1,671,284
5.	Rate shown is the 7-day yield as of June 30, 2009.

6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

OFI Liquid Assets Fund, LLC	—	31,518,595	31,518,595	—
Oppenheimer Institutional Money Market Fund, Cl. E	31,279,725	60,435,982	66,050,053	25,665,654

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$75,712	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	25,665,654	99,658

	$25,665,654	$175,370

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

7.	Interest rate less than 0.0005%.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$26,108,243	$17,580,253	$—	$43,688,496
Consumer Staples	19,937,468	4,416,152	—	24,353,620
Energy	4,232,774	14,832,130	—	19,064,904
Financials	20,585,647	20,547,453	—	41,133,100
Health Care	46,882,595	11,447,253	—	58,329,848
Industrials	42,720,639	20,705,419	—	63,426,058
Information Technology	33,148,507	45,053,252	—	78,201,759
Materials	14,658,451	2,402,206	—	17,060,657
Telecommunication Services	3,997,336	—	—	3,997,336
Utilities	1,317,478	—	—	1,317,478
Rights, Warrants and Certificates	—	29,497	—	29,497
Investment Companies	25,888,125	—	—	25,888,125

Total Investments, at Value	239,477,263	137,013,615	—	376,490,878
Other Financial Instruments:
Foreign currency exchange contracts	—	4,573	—	4,573

Total Assets	$239,477,263	$137,018,188	$—	$376,495,451

F4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of June 30, 2009 are as follows:

		Contract
		Amount	Expiration		Unrealized
Counterparty/Contract Description	Sell	(000’s)	Date	Value	Appreciation

Brown Brothers Harriman
British Pound Sterling (GBP)	Sell	248 GBP	7/1/09	$407,773	$2,238
UBS Investment Bank
British Pound Sterling (GBP)	Sell	180 GBP	7/2/09	295,444	2,335

Total unrealized appreciation					$4,573

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$85,448,373	22.7%
Japan	53,512,937	14.2
Switzerland	46,816,428	12.4
France	33,150,579	8.8
United States	28,820,919	7.7
Australia	26,027,380	6.9
Germany	14,583,246	3.9
Spain	11,822,442	3.1
Italy	11,609,523	3.1
India	10,162,040	2.7
The Netherlands	9,575,684	2.5
Sweden	9,103,709	2.4
Brazil	6,753,574	1.8
Norway	6,264,212	1.7
South Africa	5,178,983	1.4
Denmark	4,149,677	1.1
Jersey, Channel Islands	3,282,560	0.9
Finland	2,347,521	0.6
Lebanon	2,205,795	0.6
Ireland	2,146,168	0.6
Mexico	1,938,000	0.5
Bermuda	1,376,742	0.4
Luxembourg	115,522	—
Canada	98,864	—

Total	$376,490,878	100.0%

See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $339,983,324)	$350,825,224
Affiliated companies (cost $25,665,654)	25,665,654

376,490,878
Unrealized appreciation on foreign currency exchange contracts	4,573
Receivables and other assets:
Investments sold	703,217
Dividends	552,979
Other	10,043

Total assets	377,761,690

Liabilities
Payables and other liabilities:
Investments purchased	1,406,299
Shares of capital stock redeemed	587,722
Foreign capital gains tax	152,643
Transfer and shareholder servicing agent fees	31,870
Distribution and service plan fees	12,025
Shareholder communications	8,128
Directors’ compensation	4,450
Other	31,164

Total liabilities	2,234,301

Net Assets	$375,527,389

Composition of Net Assets
Par value of shares of capital stock	$281,951
Additional paid-in capital	426,057,382
Accumulated net investment income	2,809,164
Accumulated net realized loss on investments and foreign currency transactions	(64,309,892)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	10,688,784

Net Assets	$375,527,389

Net Asset Value Per Share
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $345,987,872 and 260,515,984 shares of capital stock outstanding)	$1.33
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $29,539,517 and 21,434,650 shares of capital stock outstanding)	$1.38
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $353,219)	$5,216,499
Affiliated companies	99,658
Income from investment of securities lending cash collateral, net from affiliated companies	75,712
Interest	1,306

Total investment income	5,393,175

Expenses
Management fees	1,598,402
Distribution and service plan fees—Service shares	29,836
Transfer and shareholder servicing agent fees:
Non-Service shares	62,130
Service shares	8,028
Shareholder communications:
Non-Service shares	4,279
Service shares	321
Custodian fees and expenses	15,490
Accounting service fees	7,500
Directors’ compensation	6,144
Other	28,548

Total expenses	1,760,678
Less waivers and reimbursements of expenses	(71,010)

Net expenses	1,689,668

Net Investment Income	3,703,507

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	(20,828,215)
Foreign currency transactions	713,467

Net realized loss	(20,114,748)
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $152,643)	49,048,485
Translation of assets and liabilities denominated in foreign currencies	10,053,281

Net change in unrealized appreciation	59,101,766

Net Increase in Net Assets Resulting from Operations	$42,690,525

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$3,703,507	$6,211,470
Net realized loss	(20,114,748)	(17,903,187)
Net change in unrealized appreciation (depreciation)	59,101,766	(187,256,809)

Net increase (decrease) in net assets resulting from operations	42,690,525	(198,948,526)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares	(5,101,807)	(3,348,511)
Service shares	(303,400)	(190,645)

	(5,405,207)	(3,539,156)

Capital Stock Transactions
Net increase in net assets resulting from capital stock transactions:
Non-Service shares	13,961,106	111,827,999
Service shares	4,994,844	2,908,287

	18,955,950	114,736,286

Net Assets
Total increase (decrease)	56,241,268	(87,751,396)
Beginning of period	319,286,121	407,037,517

End of period (including accumulated net investment income of $2,809,164 and $4,510,864, respectively)	$375,527,389	$319,286,121

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009				Year Ended December 31,
Non-Service Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$1.21	$2.13	$1.91	$1.47	$1.30	$1.12

Income (loss) from investment operations:
Net investment income[1]	.01	.03	.02	.01	.01	.01
Net realized and unrealized gain (loss)	.13	(.93)	.22	.44	.17	.19

Total from investment operations	.14	(.90)	.24	.45	.18	.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.02)	(.02)	(.01)	(.01)	(.02)

Net asset value, end of period	$1.33	$1.21	$2.13	$1.91	$1.47	$1.30

Total Return, at Net Asset Value[2]	12.24%	(42.64)%	12.61%	30.78%	14.06%	17.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$345,988	$297,686	$374,302	$308,111	$203,172	$110,679

Average net assets (in thousands)	$306,919	$341,275	$348,714	$247,327	$115,108	$96,388

Ratios to average net assets:[3]
Net investment income	2.28%	1.71%	0.95%	0.73%	0.78%	0.64%
Total expenses	1.05%[4]	1.01%[4]	1.01%[4]	1.04%[4]	1.09%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%	1.00%	1.01%	1.04%	1.09%	1.08%

Portfolio turnover rate	15%	22%	19%	9%	28%	30%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.06%
Year Ended December 31, 2008	1.02%
Year Ended December 31, 2007	1.01%
Year Ended December 31, 2006	1.04%
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009				Year Ended December 31,
Service Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$1.25	$2.21	$1.97	$1.53	$1.34	$1.16

Income (loss) from investment operations:
Net investment income[1]	.01	.03	.02	.01	.01	—[2]
Net realized and unrealized gain (loss)	.14	(.98)	.23	.44	.19	.20

Total from investment operations	.15	(.95)	.25	.45	.20	.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.01)	(.01)	(.01)	(.01)	(.02)

Net asset value, end of period	$1.38	$1.25	$2.21	$1.97	$1.53	$1.34

Total Return, at Net Asset Value[3]	12.22%	(43.07)%	13.00%	29.25%	14.95%	17.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,539	$21,600	$32,736	$25,710	$15,977	$12,682

Average net assets (in thousands)	$23,770	$26,235	$31,137	$20,061	$13,609	$9,071

Ratios to average net assets:[4]
Net investment income	2.02%	1.43%	0.71%	0.42%	0.50%	0.37%
Total expenses	1.33%[5]	1.28%[5]	1.29%[5]	1.34%[5]	1.40%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.27%	1.29%	1.34%	1.40%	1.34%

Portfolio turnover rate	15%	22%	19%	9%	28%	30%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.34%
Year Ended December 31, 2008	1.29%
Year Ended December 31, 2007	1.29%
Year Ended December 31, 2006	1.34%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Growth Fund/VA (the “Fund”) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Shares of the Fund are sold only to separate accounts of life insurance companies.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
F11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is
F12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2008, the Fund not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Fund had available for federal income tax purposes post-October losses of $6,334,787 and unused capital loss carryforwards as follows:

Expiring

2010	$5,201,741
2011	19,750,028
2016	8,040,336

Total	$32,992,105

As of June 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $59,441,640 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$377,082,261
Federal tax cost of other investments	(903,890)

Total federal tax cost	$376,178,371

Gross unrealized appreciation	$38,903,122
Gross unrealized depreciation	(39,646,925)

Net unrealized depreciation	$(743,803)

F13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

2. Shares of Capital Stock
The Fund has authorized 500 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Non-Service Shares
Sold	37,942,795	$43,888,705	109,184,845	$175,488,716
Dividends and/or distributions reinvested	5,314,382	5,101,807	1,753,147	3,348,511
Redeemed	(28,919,595)	(35,029,406)	(40,311,197)	(67,009,228)

Net increase	14,337,582	$13,961,106	70,626,795	$111,827,999

Service Shares
Sold	5,305,249	$6,410,099	7,264,228	$11,629,567
Dividends and/or distributions reinvested	303,400	303,400	96,285	190,645
Redeemed	(1,439,842)	(1,718,655)	(4,939,331)	(8,911,925)

Net increase	4,168,807	$4,994,844	2,421,182	$2,908,287

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$66,920,226	$45,885,995
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Over $250 million	0.90
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 2009, the Fund paid $40,008 to OFS for services to the Fund.
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the “Distributor”), for distribution related services, personal service and account maintenance for the Fund’s Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund’s assets on an on-going basis and
F15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

increase operating expenses of the Service shares, which results in lower performance compared to the Fund’s shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.00% for Non-Service shares and 1.25% for Service shares. This voluntary undertaking may be amended or withdrawn at any time. During the six months ended June 30, 2009, the Manager waived $54,406 and $4,733 for Non-Service and Sevice shares, respectively.
     Prior to May 1, 2009, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2009, the Manager waived $11,871 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid or Restricted Securities
As of June 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
F16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of June 30, 2009, the Fund had no securities on loan.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
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F18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
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9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

A Series of Panorama Series Fund, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
John V. Murphy, Director, President and Principal Executive Officer
George R. Evans, Vice President and Portfolio Manager
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President and Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

Before investing, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, or calling us at 1.800.981.2871. Read prospectuses carefully before investing.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© Copyright 2009 OppenheimerFunds, Inc. All rights reserved.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Panorama Series Fund, Inc.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 08/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 08/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 08/11/2009